UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:    BlackRock Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 09/30/2013

Item 1 – Report to Stockholders

SEPTEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Allocation Target Shares

„ Series C Portfolio

„ Series M Portfolio

„ Series P Portfolio

„ Series S Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Dear Shareholder

One year ago, financial markets were in a soft patch as global trade slowed, driven by a recession in Europe and decelerating growth in China. Volatility increased toward the end of 2012 due to growing concern that bipartisan gridlock in Washington, D.C. would preclude a timely resolution to US budget negotiations. Failure to reach an agreement before the end of the year would have triggered the “fiscal cliff” of pre-mandated tax increases and spending cuts as of the beginning of 2013, putting the US economy at risk for recession. The worst of the fiscal cliff was averted, however, with a last-minute tax deal, allowing markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US recovery showed greater stability compared to most other regions. Slow, but positive, growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, comments from the Fed suggesting a possible reduction of its bond-buying stimulus program before the end of 2013 roiled markets around the world. Equities plummeted and a dramatic increase in US Treasury yields resulted in tumbling bond prices. Markets rebounded in late June when the tone of the US central bank turned more dovish. Improving economic indicators and a positive outlook for corporate earnings further boosted risk assets in July, with major US equity indices hitting new record highs.

Markets slumped again in August as investors became wary amid looming macro risks. Mixed economic data stirred up worries about global growth and renewed anxieties about when and how much the Fed would scale back on its asset purchase program. Additional volatility stemmed from the escalation of the revolution in Egypt and the civil war in Syria. These conflicts underscored the broader issue of rising geopolitical instability in the Middle East/North Africa region and put upward pressure on oil prices, creating an additional headwind for global economic growth.

September was surprisingly positive for investors thanks to the easing of several key risks. Most importantly, the Federal Reserve defied market expectations with its decision to maintain the current pace of its asset purchase program. Additionally, the more hawkish candidate to become the next Federal Reserve Chairman, Larry Summers, withdrew from the race. On the geopolitical front, the violence in Egypt subsided and the situation in Syria no longer appeared to warrant foreign military intervention. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. These developments drove all asset classes generally higher for the month of September even though the final week of the month saw risk markets decline due to political wrangling over US fiscal policy, which ultimately led to a government shutdown at the close of the period.

Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the strongest returns for the 6- and 12-month periods ended September 30, 2013. Emerging markets, in contrast, struggled with slowing growth and weakening currencies. Rising interest rates resulted in poor performance for most fixed income assets, especially US Treasury bonds and other higher quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, generated positive returns as investors looked to the asset class for income in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	8.31%	19.34%
US small cap equities (Russell 2000® Index)	13.61	30.06
International equities (MSCI Europe, Australasia, Far East Index)	10.47	23.77
Emerging market equities (MSCI Emerging Markets Index)	(2.78)	0.98
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.10
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(5.19)	(5.71)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.77)	(1.68)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.47)	(2.25)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	0.81	7.14

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2013	Series C Portfolio

Investment Objective

Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2013, the Fund outperformed its benchmark, the Barclays US Credit Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

Both the Fund and its benchmark generated negative returns as interest rates increased during the period. (Bond prices fall as interest rates rise.) The Fund’s outperformance relative to its benchmark index was driven by the Fund’s positioning within emerging market credit and sovereign debt. Within the Fund’s corporate bond allocation, positioning within financials and industrials had a positive impact on returns.

•

Detracting from performance relative to the benchmark index was the Fund’s duration positioning (management of interest rate risk) during the period. The Fund’s allocation to foreign sovereign securities had a negative impact on results as well.

•

During the period the Fund held derivatives as part of its investment strategy. Interest rate derivatives were used primarily as a means of managing the portfolio’s duration risk. The Fund also used credit default swaps against individual securities or broad indices to manage credit risk in the portfolio. Credit default swaps against indices helped to manage market risk as well. This use of derivatives had a slightly negative impact on Fund returns.

Describe recent portfolio activity.

•

During the six-month period, the Fund maintained exposure to financials, focused largely in the life insurance and banking space. Financials continued to see strong performance as credit metrics improved and investors looked to use banks as a place to ‘hide’ from rising event risk in the industrial sector. In industrials, the Fund continued to focus on the media cable, wirelines and energy industries, while remaining cautious of industries where re-leveraging risk has been increasing. Within utilities, the Fund maintained a preference for the natural gas pipeline and electric industries because of the dependable nature of their cash flows. In the non-corporate space, the Fund maintained an underweight position to emerging market sovereign debt given the growth challenges in China and heavy supply and tailwinds supporting the US dollar. The Fund continued to favor bonds on the short end of the yield curve as well as bonds on the very long end of the curve. In terms of credit quality, the Fund held tactical allocations to lower-rated investment grade bonds and crossover names (bonds that have the ability to be upgraded to investment grade), while also holding US Treasuries.

Describe portfolio positioning at period end.

•

As of period end, the Fund’s weighting in investment grade credit was essentially in line with the Barclays US Credit Index. The Fund also held non-benchmark allocations to high yield credit and US Treasury securities. The Fund ended the period with duration that was neutral relative to the benchmark index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	85%
U.S. Treasury Obligations	5
Capital Trusts	3
Taxable Municipal Bonds	3
Foreign Agency Obligations	2
Foreign Government Obligations	2

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	6%
AA/Aa	9
A	37
BBB/Baa	46
BB/Ba	2

[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

4	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Series C Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as corporate bonds, notes and debentures, asset-backed securities, commercial and residential mortgage-backed securities, obligations of non-US governments and supranational organizations, which are chartered to promote economic development, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

[2]

An unmanaged index that includes publicly issued US corporate and non-corporate securities which include foreign agencies, sovereigns, supranationals and local authorities that meet the specified maturity, liquidity, and quality requirements.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2013
		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series C Portfolio	(2.10)%	(0.68)%	9.71%	5.71%
Barclays US Credit Index	(2.74)	(1.90)	8.54	5.27

[4]	See “About Fund Performance” on page 12 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example
	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Ending Account Value September 30, 2013	Expenses Paid During the Period[7]
Series C Portfolio	$1,000.00	$979.00	$0.10	$0.00	$1,000.00	$1,024.97	$0.10	$1,025.07	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	5

Fund Summary as of September 30, 2013	Series M Portfolio

Investment Objective

Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2013, the Fund underperformed its benchmark, the Barclays MBS Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund’s longer duration (greater sensitivity to interest rate movements) as compared to the benchmark index detracted from relative performance for the period. The longer duration was particularly disadvantageous when interest rates exhibited significant volatility in the middle of the period due to concerns that the US Federal Reserve (“Fed”) would reduce its bond-buying stimulus program sooner than expected, as well as uncertainty around the changing leadership of the Fed, upcoming Congressional budget negotiations and the Syrian conflict. The Fund’s duration extended during this period of time, which further detracted from performance.

•

Contributing positively to performance was the Fund’s non-benchmark exposure to commercial mortgage-backed securities (“CMBS”), which benefited from supportive monetary policy from the Fed and continued investor demand for yield during the period. Within agency mortgage-backed securities (“MBS”), security selection while managing prepayment risk had a positive impact on performance.

•

During the period the Fund held derivatives as part of its investment strategy. Derivatives were used by the Fund primarily as a means to hedge and/or take outright views on interest rate movements. This use of financial futures contracts had a slightly positive impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund tactically traded exposure within agency MBS, particularly in low-coupon issues. The Fund avoided higher coupons given concerns about prepayment risk, while continuing to overweight very high coupons that were less likely to be refinanced. Within spread sectors, the Fund slightly decreased its holdings of highly liquid, high-quality CMBS, but continued to maintain the overall position. In the latter part of the period, the Fund significantly reduced duration, while remaining longer than the duration of the benchmark index. The Fund held cash that was committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•

Relative to the Barclays MBS Index, the Fund was underweight in select low-coupon agency MBS, while remaining overweight in 30-year GNMA issues with very high coupons as the Fund manager expects that underlying borrowers in this space are less likely to refinance. The Fund also continued to maintain a non-benchmark exposure to higher-quality, very liquid, high carry (income) issues within CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	85%
Non-Agency Mortgage-Backed Securities	12
Asset-Backed Securities	2
U.S. Treasury Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	92%
AA/Aa	4
A	3
Not Rated	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

6	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Series M Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade commercial and residential mortgage-backed securities, asset- backed securities, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

[2]	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2013
		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series M Portfolio	(1.10)%	(0.66)%	6.45%	5.00%
Barclays MBS Index	(0.96)	(1.20)	4.66	4.80

[4]	See “About Fund Performance” on page 12 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series M Portfolio	$1,000.00	$989.00	$0.00	$1,000.00	$1,025.07	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	7

Fund Summary as of September 30, 2013	Series P Portfolio

Investment Objective

Series P Portfolio’s (the “Fund”) investment objective is to seek to provide a duration that is the inverse of its benchmark.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2013, the Fund outperformed its benchmark, the Barclays US Treasury 7-10 Year Bond Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund’s allocation to BlackRock Allocation Target Shares: Series S Portfolio (“Series S Portfolio”) contributed positively to performance, as did the use of derivatives and an allocation to industrials within corporate credit.

•

The Series S Portfolio generated positive returns driven by its allocations to corporate credit, particularly within industrials and financials, asset-backed securities (“ABS”) and CMBS. Duration positioning (management of interest rate risk) and exposure to US Treasury securities detracted from performance in the Series S Portfolio.

•

During the period the Fund held derivatives as part of its investment strategy. Interest rate derivatives were used primarily as a means of managing the portfolio’s duration risk. The Fund also used credit default swaps against individual securities or broad indices to manage credit risk in the portfolio. Credit default swaps against indices help to manage market risk as well. This use of derivatives had a negative impact on Fund returns.

•	Detracting from the Fund’s performance was duration positioning as well as exposure to US Treasury securities. Within the Series S Portfolio, positioning within agency MBS hindered returns.

Describe recent portfolio activity.

•	During the six-month period, the Fund added exposure to US Treasury securities, the Series S Portfolio and corporate credit, particularly industrials.

•

Through its investment in the Series S Portfolio, the Fund increased exposure to CMBS, ABS, with a focus on sub-prime auto loans, and agency MBS, particularly within lower-coupon 15-year pass-through securities. Within corporate credit, the Series S Portfolio slightly increased exposure to high yield, while reducing exposure to investment grade credit in the context of relatively unattractive valuations, embedded duration risk as well as potential leveraged buyout event risks.

Describe portfolio positioning at period end.

•

At period end, the Fund held positions in US Treasury futures, the Series S Portfolio and the Bank of New York Cash Reserve Money Market Fund. The Series S Portfolio held allocations to investment grade credit, high yield, agency MBS, CMBS, ABS and government sectors, including US Treasuries and US agency debentures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	100%

Portfolio Holdings	Percent of Affiliated Investment Companies

BlackRock Allocation Target Shares: Series S Portfolio	100%

8	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Series P Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index.

[2]

An unmanaged index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non- convertible, are denominated in U.S. dollars, are rated Baa3 (or better) by Moody’s or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2013

	6-Month	Aggregate[4] Total Returns
	Total Returns	Since Inception[5]
Series P Portfolio	3.01%	2.60%
Barclays US Treasury 7-10 Year Bond Index	(4.18)	(3.56)

[4]	See “About Fund Performance” on page 12 for a detailed description of performance related information.

[5]	The Fund commenced operations on March 20, 2013.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series P Portfolio	$1,000.00	$1,030.10	$0.00	$1,000.00	$1,025.07	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	9

Fund Summary as of September 30, 2013	Series S Portfolio

Investment Objective

Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2013, the Fund underperformed its benchmark, the BofA Merrill Lynch 1-3 Year Treasury Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•	The Fund’s non-benchmark exposure to agency MBS detracted from relative performance for the period.

•

During the period the Fund held derivatives as part of its investment strategy. Interest rate derivatives were used primarily as a means of managing the portfolio’s duration risk (sensitivity to interest rate movements). The Fund also used credit default swaps against individual securities or broad indices to manage credit risk in the portfolio. Credit default swaps against indices helped to manage market risk as well. This use of derivatives had a negative impact on Fund returns.

•	Contributing positively to performance was the Fund’s corporate credit allocation, where positioning within industrials and financials drove results. The Fund’s non-benchmark exposures to ABS and CMBS also had a positive impact on performance.

Describe recent portfolio activity.

•

During the six-month period, in the securitized asset sectors, the Fund added to positions in CMBS and ABS. Within ABS, the Fund increased exposure to sub-prime auto loans. The Fund also increased its position in agency MBS, particularly in lower-coupon 15-year pass-through securities. In corporate credit, the Fund slightly increased exposure to high yield credit, while reducing exposure to investment grade credit in the context of relatively unattractive valuations, embedded duration risk and potential leveraged buyout event risks.

Describe portfolio positioning at period end.

•

At period end, the Fund held non-benchmark allocations in investment grade credit, high yield credit, agency MBS, CMBS, ABS and U.S. agency debentures. The Fund held an underweight position in comparison to the benchmark in U.S. Treasuries and ended the period with a longer duration as compared to the benchmark index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	40%
Non-Agency Mortgage-Backed Securities	23
U.S. Government Sponsored Agency Securities	13
U.S. Treasury Obligations	11
Asset-Backed Securities	11
Foreign Agency Obligations	2

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	52%
AA/Aa	8
A	18
BBB/Baa	21
BB/Ba	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

10	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Series S Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as commercial and residential mortgage-backed securities, obligations of non-US governments and supra-national organizations, which are chartered to promote economic development, obligations of domestic and non-US corporations, asset-backed securities, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

[2]	An unmanaged index comprised of securities with maturities from less than 3 years.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2013

		Average Annual Total Returns[4]
	6 Months Total Returns	1 Year	5 Years	Since Inception[5]
Series S Portfolio	0.10%	1.59%	4.67%	4.30%
BofA Merrill Lynch 1-3 Year Treasury Index	0.18	0.37	1.62	2.75

[4]	See “About Fund Performance” on page 12 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[6]	Ending Account Value September 30, 2013	Expenses Paid During the Period[7]
Series S Portfolio	$1,000.00	$1,001.00	$0.40	$0.00	$1,000.00	$1,024.67	$0.41	$1,025.07	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	11

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2013 and held through September 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance their yields and NAVs. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve will have a negative slope. In this case, the Funds pay higher short-term interest rates whereas the Funds’ total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Funds’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, credit and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The

Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	13

Schedule of Investments September 30, 2013 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Capital Markets — 0.3%
State Street Capital Trust IV, 1.25%, 6/01/77 (a)	$1,075	$838,500
Commercial Banks — 0.1%
Wachovia Capital Trust III, 5.57% (a)(b)	225	203,625
Diversified Financial Services — 1.3%
General Electric Capital Corp.,5.25% (a)(b)	900	834,300
JPMorgan Chase & Co.:
6.00% (a)(b)	1,325	1,242,187
7.90% (a)(b)	1,500	1,627,500
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	523,750

		4,227,737
Insurance — 1.1%
American International Group, Inc.,8.18%, 5/15/68 (a)	190	222,395
Lincoln National Corp.,7.00%, 5/17/66 (a)	875	885,937
New York Life Insurance Co.,6.75%, 11/15/39 (c)	600	742,783
Pacific Life Insurance Co.,9.25%, 6/15/39 (c)	605	818,834
Prudential Financial, Inc.,8.88%, 6/15/38 (a)	850	1,028,500

		3,698,449
Media — 0.5%
NBCUniversal Enterprise, Inc.,5.25% (b)(c)	1,800	1,782,000
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,212,625
Total Capital Trusts — 3.7%		11,962,936

Corporate Bonds
Aerospace & Defense — 1.0%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,279,843
United Technologies Corp.:
1.80%, 6/01/17	820	834,324
6.05%, 6/01/36	450	531,180
4.50%, 6/01/42	740	718,837

		3,364,184
Air Freight & Logistics — 0.3%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	953	962,647
Airlines — 0.6%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (c)	1,025	1,017,313

Corporate Bonds	Par (000)	Value
Airlines (concluded)
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	$925	$855,625

		1,872,938
Auto Components — 0.4%
Delphi Corp., 5.00%, 2/15/23	1,125	1,161,563
Automobiles — 1.6%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	800	812,598
1.25%, 1/11/16 (c)	2,300	2,299,791
Ford Motor Co., 7.45%, 7/16/31	1,144	1,396,130
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	860,916

		5,369,435
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	1,350	1,344,320
2.50%, 7/15/22	1,100	1,017,628

		2,361,948
Biotechnology — 0.8%
Amgen, Inc.:
1.88%, 11/15/14 (d)	1,975	2,002,433
5.38%, 5/15/43	520	517,910

		2,520,343
Capital Markets — 5.8%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	369,408
Credit Suisse AG, 6.50%, 8/08/23 (c)	1,000	1,012,500
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,530,210
6.25%, 9/01/17	635	724,466
6.15%, 4/01/18	875	1,000,781
2.90%, 7/19/18	2,275	2,293,277
5.75%, 1/24/22	1,975	2,189,570
6.25%, 2/01/41	725	812,231
Morgan Stanley:
0.75%, 10/15/15 (a)	2,050	2,034,381
6.25%, 8/28/17	885	1,007,093
7.30%, 5/13/19	1,625	1,944,384
5.63%, 9/23/19	265	295,720
5.75%, 1/25/21	100	111,011
5.50%, 7/28/21	935	1,022,594
UBS AG, 2.25%, 1/28/14	655	659,110

		19,006,736
Chemicals — 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19	825	908,115

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO General Obligation Bonds LIBOR London Interbank Offered Rate	RB Revenue Bonds TBA To-Be-Announced

See Notes to Financial Statements.

14	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks — 6.1%
Associated Banc-Corp., 5.13%, 3/28/16	$1,490	$1,608,796
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,007,438
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,606,975
HSBC Holdings PLC, 6.80%, 6/01/38	755	889,768
ING Bank NV:
2.38%, 6/09/14 (c)	850	858,967
3.00%, 9/01/15 (c)	1,625	1,680,705
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	629,087
Nordea Bank AB, 2.13%, 1/14/14 (c)(d)	1,100	1,105,465
Regions Financial Corp., 5.75%, 6/15/15	550	589,331
Royal Bank of Scotland Group PLC, 5.00%, 11/12/13	3,000	3,007,500
Santander Holdings USA, Inc., 3.45%, 8/27/18	425	434,043
Wells Fargo & Co.:
3.68%, 6/15/16 (e)	300	319,729
3.50%, 3/08/22	1,500	1,501,362
3.45%, 2/13/23	405	379,065
4.13%, 8/15/23	350	342,698

		19,960,929
Commercial Services & Supplies — 0.6%
The ADT Corp., 2.25%, 7/15/17	400	382,011
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,662,512

		2,044,523
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	783,000
Computers & Peripherals — 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	545	555,553
Consumer Finance — 2.3%
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,946,707
1.00%, 11/06/15	475	472,607
Discover Bank, 4.20%, 8/08/23	500	498,491
Discover Financial Services, 3.85%, 11/21/22	650	620,153
SLM Corp.:
5.00%, 10/01/13	1,075	1,075,000
3.88%, 9/10/15	1,700	1,734,000

		7,346,958
Diversified Financial Services — 11.4%
Bank of America Corp.:
6.50%, 8/01/16 (d)	3,330	3,773,942
5.63%, 10/14/16	325	362,381
5.75%, 12/01/17	1,755	1,979,786
5.70%, 1/24/22	2,125	2,373,757
3.30%, 1/11/23	1,325	1,241,207
BP Capital Markets PLC:
3.13%, 10/01/15 (d)	2,875	3,006,727
2.75%, 5/10/23	925	844,835
Citigroup, Inc.:
5.50%, 10/15/14	1,800	1,886,218
4.75%, 5/19/15	371	392,630
5.30%, 1/07/16	768	833,631
4.45%, 1/10/17	1,675	1,813,636
6.00%, 10/31/33	100	100,787
6.13%, 8/25/36	100	100,644
6.68%, 9/13/43	300	323,068
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,854,712
Ford Motor Credit Co. LLC: 2.75%, 5/15/15	2,350	2,403,763

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
1.70%, 5/09/16	$700	$699,928
8.13%, 1/15/20	1,400	1,741,060
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,282,260
6.15%, 8/07/37 (d)	715	810,138
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,256,154
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	750	767,879
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	825	864,187
ING US, Inc., 2.90%, 2/15/18	1,725	1,732,038
JPMorgan Chase & Co.:
6.30%, 4/23/19	1,035	1,212,630
3.20%, 1/25/23	1,275	1,192,785
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,486,859
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	578	599,952

		36,937,594
Diversified Telecommunication Services — 5.3%
AT&T Inc.:
6.50%, 9/01/37	877	968,912
4.30%, 12/15/42	889	740,156
British Telecommunications PLC, 1.38%, 12/20/13 (a)	1,075	1,077,340
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	988,215
Qwest Corp., 7.50%, 10/01/14	1,075	1,139,046
Telecom Italia Capital SA:
5.25%, 11/15/13	1,360	1,366,143
7.20%, 7/18/36	194	180,258
7.72%, 6/04/38	194	186,730
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,403,307
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,687,925
5.15%, 9/15/23	725	777,045
6.40%, 9/15/33	1,375	1,526,955
6.25%, 4/01/37	850	916,819
3.85%, 11/01/42	425	335,601
6.55%, 9/15/43	775	874,926
Verizon Global Funding Corp., 7.75%, 12/01/30	750	922,288

		17,091,666
Electric Utilities — 6.7%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19 (c)	1,150	1,230,231
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	430,632
Carolina Power & Light Co., 6.30%, 4/01/38	750	908,335
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	515,922
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,764,410
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,275,021
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,291,058
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	804,449
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,888,456
Kentucky Utilities Co., 5.13%, 11/01/40	375	403,959
Kiowa Power Partners LLC, 4.81%, 12/30/13 (c)	1	802
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,486,410
5.75%, 4/01/18	1,475	1,710,960
Mississippi Power Co., 4.25%, 3/15/42	400	350,760
Northern States Power Co., 6.20%, 7/01/37	725	888,828

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	15

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Ohio Power Co., 6.60%, 3/01/33	$675	$792,167
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	650	671,174
5.30%, 6/01/42	850	899,029
PacifiCorp, 6.00%, 1/15/39	450	534,335
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,192,705
3.15%, 4/01/22	775	741,045
Southern California Edison Co., 5.35%, 7/15/35	825	910,477

		21,691,165
Energy Equipment & Services — 1.8%
Ensco PLC, 3.25%, 3/15/16	1,600	1,670,098
Transocean, Inc.:
4.95%, 11/15/15	900	965,520
5.05%, 12/15/16	1,150	1,260,271
6.00%, 3/15/18	600	676,060
6.50%, 11/15/20	1,175	1,311,589

		5,883,538
Food & Staples Retailing — 1.1%
Tesco PLC, 5.50%, 11/15/17 (c)	1,840	2,067,676
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	723,308
6.50%, 8/15/37	385	477,882
6.20%, 4/15/38	230	275,679

		3,544,545
Food Products — 1.2%
Kraft Foods Group, Inc.:
6.88%, 1/26/39	368	449,887
5.00%, 6/04/42	495	490,354
Mondelez International, Inc., 6.50%, 8/11/17	2,640	3,070,135

		4,010,376
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,029,939
Health Care Equipment & Supplies — 1.2%
Covidien International Finance SA:
1.35%, 5/29/15	800	807,819
6.00%, 10/15/17	2,300	2,659,644
2.95%, 6/15/23	525	495,294

		3,962,757
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	944,182
WellPoint, Inc., 4.35%, 8/15/20	1,275	1,354,420

		2,298,602
Independent Power Producers & Energy Traders — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	959,687
Industrial Conglomerates — 0.9%
Eaton Corp.:
2.75%, 11/02/22 (c)	975	908,595
4.15%, 11/02/42 (c)	375	333,125
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,063,955
Tyco Electronics Group SA, 3.50%, 2/03/22	600	576,125

		2,881,800
Insurance — 5.6%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	647,797
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	898,431
American International Group, Inc.: 4.88%, 9/15/16	500	547,696

Corporate Bonds	Par (000)	Value
Insurance (concluded)
3.80%, 3/22/17	$900	$957,160
5.45%, 5/18/17	725	810,417
5.85%, 1/16/18 (d)	1,530	1,739,728
3.38%, 8/15/20	1,000	1,000,609
6.40%, 12/15/20	485	571,530
4.88%, 6/01/22	210	225,280
Genworth Holdings, Inc.:
6.52%, 5/22/18	200	226,507
7.63%, 9/24/21	330	390,031
Manulife Financial Corp., 4.90%, 9/17/20	750	804,371
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	832,590
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)(d)	6,000	6,078,504
Prudential Financial, Inc.:
5.40%, 6/13/35	1,000	1,041,439
5.70%, 12/14/36	175	188,377
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,299,430

		18,259,897
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	562,204
Life Sciences Tools & Services — 0.7%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,345,963
6.00%, 3/01/20	820	923,388

		2,269,351
Machinery — 0.3%
AGCO Corp., 5.88%, 12/01/21	775	841,662
Media — 5.0%
Comcast Corp.:
4.25%, 1/15/33	375	353,645
6.50%, 11/15/35	550	660,281
6.55%, 7/01/39	500	602,255
COX Communications, Inc.:
2.95%, 6/30/23 (c)	925	798,409
8.38%, 3/01/39 (c)	625	741,350
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,032,844
3.80%, 3/15/22	1,905	1,778,030
6.38%, 3/01/41	229	226,152
Discovery Communications LLC, 3.70%, 6/01/15	1,175	1,229,021
Grupo Televisa SAB, 6.63%, 1/15/40	900	971,073
News America, Inc., 6.40%, 12/15/35	1,025	1,130,862
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,802,771
Time Warner Cable, Inc.:
7.50%, 4/01/14	1,425	1,471,332
8.25%, 4/01/19	695	804,533
Time Warner, Inc., 6.25%, 3/29/41	682	749,740
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	820	853,825

		16,206,123
Metals & Mining — 2.1%
Barrick Gold Corp.:
2.90%, 5/30/16	750	759,513
4.10%, 5/01/23	475	418,284
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	1,175	1,184,008
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (c)	550	517,174

See Notes to Financial Statements.

16	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
3.55%, 3/01/22	$1,530	$1,407,139
3.88%, 3/15/23 (c)	600	553,172
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	550	676,460
Southern Copper Corp., 6.75%, 4/16/40	450	437,983
Teck Resources Ltd., 6.25%, 7/15/41	800	775,142

		6,728,875
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23	1,300	1,183,909
Multi-Utilities — 1.6%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	1,002,652
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,760,954
NiSource Finance Corp., 5.25%, 2/15/43	440	422,799
Sempra Energy, 6.50%, 6/01/16	975	1,107,337
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,061,567

		5,355,309
Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.:
5.75%, 6/15/14	900	930,154
6.38%, 9/15/17	2,645	3,074,752
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	1,957,516
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	278,445
4.75%, 9/30/21 (c)	161	162,414
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	617,486
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	448,472
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,187,964
6.50%, 2/01/42	770	812,855
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	522,818
6.45%, 9/01/40	800	918,186
5.70%, 2/15/42	490	511,041
Kinder Morgan Energy Partners LP:
7.30%, 8/15/33	1,400	1,641,629
5.63%, 9/01/41	250	249,046
5.00%, 3/01/43	425	384,349
Noble Holding International Ltd., 3.95%, 3/15/22	480	463,003
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	1,038,035
7.50%, 1/15/20	120	147,294
Plains Exploration & Production Co., 6.50%, 11/15/20	400	429,169
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,038,692
Shell International Finance BV, 6.38%, 12/15/38	800	999,100
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,271,950
Valero Energy Corp., 6.63%, 6/15/37	426	462,697
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,096,195
The Williams Cos., Inc.:
7.88%, 9/01/21	550	655,920
3.70%, 1/15/23	625	564,461
7.75%, 6/15/31	186	210,807
8.75%, 3/15/32	155	188,884
Williams Partners LP, 6.30%, 4/15/40	225	237,239

		22,500,573

Corporate Bonds	Par (000)	Value
Paper & Forest Products — 0.4%
International Paper Co., 7.95%, 6/15/18	$1,150	$1,427,410
Pharmaceuticals — 4.9%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,201,785
2.90%, 11/06/22	1,805	1,688,054
Actavis, Inc., 5.00%, 8/15/14	1,025	1,060,152
Allergan, Inc., 5.75%, 4/01/16	550	613,568
Express Scripts Holding Co., 2.10%, 2/12/15	775	787,370
Hospira, Inc., 5.20%, 8/12/20	900	915,655
Merck & Co., Inc., 6.55%, 9/15/37	250	316,815
Mylan, Inc.:
2.60%, 6/24/18 (c)	968	966,288
6.00%, 11/15/18 (c)	1,780	1,918,559
Pfizer, Inc., 3.00%, 6/15/23	950	910,632
Roche Holding, Inc., 6.00%, 3/01/19 (c)	1,074	1,276,301
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	650	750,589
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,140	1,131,497
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	425	403,107
Wyeth LLC, 5.95%, 4/01/37	800	936,040

		15,876,412
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,311,088
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	595,474

		1,906,562
Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.:
4.63%, 4/01/15	1,000	1,044,879
4.70%, 3/15/22	575	558,692
Boston Properties LP, 3.85%, 2/01/23 DDR Corp.:	360	350,689
4.75%, 4/15/18	280	302,229
7.88%, 9/01/20	350	428,392
HCP, Inc., 3.75%, 2/01/16	525	552,733
Host Hotels & Resorts LP:
5.88%, 6/15/19	770	831,375
6.00%, 10/01/21	725	791,174
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	901,748
ProLogis LP, 6.25%, 3/15/17	525	596,403
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	706,805
10.35%, 4/01/19	280	380,839
2.75%, 2/01/23	480	440,455
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	600	571,844
4.75%, 6/01/21	845	889,880

		9,348,137
Road & Rail — 1.9%
Asciano Finance Ltd., 5.00%, 4/07/18 (c)	600	636,493
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	500	545,301
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,327,811
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	613,137
Kansas City Southern de Mexico SA de CV:
2.35%, 5/15/20 (c)	370	352,739
3.00%, 5/15/23 (c)	706	649,157

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	17

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 7/11/14 (c)	$475	$480,305
3.13%, 5/11/15 (c)	1,500	1,543,959

		6,148,902
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	550	539,088
Oracle Corp.:
3.63%, 7/15/23	521	519,609
5.38%, 7/15/40	185	201,459

		1,260,156
Specialty Retail — 0.9%
QVC, Inc.:
7.50%, 10/01/19 (c)	865	930,850
7.38%, 10/15/20 (c)	310	336,823
4.38%, 3/15/23	1,700	1,580,976

		2,848,649
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38	140	208,989
10.20%, 2/06/39	686	1,046,165
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,210,840
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	926,355
Lorillard Tobacco Co.:
2.30%, 8/21/17	1,150	1,139,856
7.00%, 8/04/41	350	368,061

		4,900,266
Wireless Telecommunication Services — 3.9%
Alltel Corp., 7.88%, 7/01/32	470	612,503
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,273,676
2.38%, 9/08/16	3,140	3,192,752
3.13%, 7/16/22	650	598,298
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	295,753
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	390,853
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,640,041
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,327,400
Vodafone Group PLC, 5.75%, 3/15/16	2,000	2,212,694

		12,543,970
Total Corporate Bonds — 92.0%		298,678,908

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	719,046
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	26,375
Nexen, Inc., 6.40%, 5/15/37	495	542,911
Petrobras International Finance Co.:
2.88%, 2/06/15	775	786,247
3.88%, 1/27/16	700	722,252
5.88%, 3/01/18	2,350	2,517,679
7.88%, 3/15/19	450	517,986
Petroleos Mexicanos, 3.50%, 7/18/18	1,700	1,721,250
Total Foreign Agency Obligations — 2.3%		7,553,746

Foreign Government Obligations	Par (000)	Value
Brazil — 0.2%
Federative Republic of Brazil, 5.63%, 1/07/41	$778	$776,055
Colombia — 0.3%
Republic of Colombia, 2.63%, 3/15/23	1,200	1,062,000
Mexico — 1.4%
United Mexican States:
5.88%, 2/17/14	1,775	1,807,837
4.00%, 10/02/23	1,100	1,093,125
4.75%, 3/08/44	1,625	1,470,625

		4,371,587
Total Foreign Government Obligations — 1.9%		6,209,642

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,132,540
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,320,831
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,477,901
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,242,720
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,098,799
State of California GO:
7.30%, 10/01/39	510	642,865
7.63%, 3/01/40	150	196,158
7.60%, 11/01/40	430	562,289
State of Illinois GO, 4.42%, 1/01/15	1,100	1,132,208
Total Taxable Municipal Bonds — 2.7%		8,806,311

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 6.19%, 10/09/19 (d)(f)	815	691,196

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 5/15/43	1,292	1,096,585
3.63%, 8/15/43	525	518,930
U.S. Treasury Notes:
0.75%, 2/28/18	175	171,609
1.38%, 6/30/18 (d)	680	681,753
1.75%, 5/15/23	1,260	1,167,568
2.50%, 8/15/23 (d)	15,173	15,018,903
Total U.S. Treasury Obligations — 5.7%		18,655,348
Total Long-Term Investments (Cost — $341,238,907) — 108.5%		352,558,087

See Notes to Financial Statements.

18	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (g)	2,775,732	$2,775,732
Total Short-Term Securities (Cost — $2,775,732) — 0.8%		2,775,732

Options Purchased
(Cost — $1,601,118) — 0.5%		1,500,917
Total Investments Before Options Written (Cost — $345,615,757) — 109.8%		356,834,736

Options Written	Value
(Premiums Received — $1,438,530) — (0.4)%	$(1,334,100)
Total Investments Net of Options Written — 109.4%	355,500,636
Liabilities in Excess of Other Assets — (9.4)%	(30,649,693)

Net Assets — 100.0%	$324,850,943

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.15%	11/13/12	Open	$722,294	$723,263
UBS Securities LLC	0.30%	3/07/13	Open	5,955,000	5,965,322
UBS Securities LLC	0.30%	3/07/13	Open	1,078,000	1,079,868
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	1,933,000	1,936,140
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	3,678,000	3,683,975
UBS Securities LLC	0.32%	4/30/13	Open	843,700	844,855
Deutsche Bank Securities, Inc.	0.32%	5/02/13	Open	1,732,725	1,735,066
Deutsche Bank Securities, Inc.	0.32%	5/03/13	Open	2,929,906	2,933,838
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	8/01/13	Open	680,850	680,954
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	9/11/13	Open	9,637,500	9,637,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	9/18/13	Open	3,273,750	3,273,833
Total				$32,464,725	$32,494,989

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
37	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2013	$5,257,469	$69,722
82	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	$18,061,781	81,312
74	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	$8,957,469	97,697
(152)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$19,211,375	(449,459)
(10)	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	December 2013	$1,333,750	1,261
Total					$(199,467)

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	19

Schedule of Investments (continued)	Series C Portfolio

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
	Royal Bank of
30-Year Interest Rate Swap	Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	$1,800	$30,006
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	$1,700	30,033
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	$3,500	151,425
	JPMorgan Chase
5-Year Interest Rate Swap	Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$41,400	1,289,453
Total								$1,500,917

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	$7,000	$(111,608)
	JPMorgan Chase
5-Year Interest Rate Swap	Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	$82,800	(1,222,492)
Total								$(1,334,100)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	$7,400	$(9,686)
0.64%[1]	3-month LIBOR	Chicago Mercantile	9/09/15	$18,800	(74,414)
3.82%[2]	3-month LIBOR	Chicago Mercantile	9/05/43	$2,900	86,731
Total					$2,631

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	Credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
News America, Inc.	1.00%	Goldman Sachs Bank USA	6/20/17	$3,000	$(72,541)	$(28,757)	$(43,784)
CIGNA Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(31,935)	(2,184)	(29,751)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(41,216)	(27,169)	(14,047)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(14,337)	15,841	(30,178)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(40,167)	(9,377)	(30,790)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(34,318)	(21,093)	(13,225)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(34,526)	(22,475)	(12,051)
Exelon Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$500	7,033	12,675	(5,642)
Exelon Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$400	5,627	10,686	(5,059)
Exelon Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$350	(5,860)	7,604	(13,464)
Total					$(262,240)	$(64,249)	$(197,991)

See Notes to Financial Statements.

20	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series C Portfolio

•	Credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$3,357	$(8,246)	$11,603
The Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Bank USA	6/20/17	BB+	$3,000	11,723	(97,131)	108,854
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	37,118	4,682	32,436
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	32,111	(2,380)	34,491
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	22,325	(9,154)	31,479
Public Service Enterprise Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	(1,006)	(4,694)	3,688
Public Service Enterprise Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	(1,006)	(3,071)	2,065
Public Service Enterprise Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$350	(704)	(857)	153
Total						$103,918	$(120,851)	$224,769

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Depreciation
0.41%[1]	3-month LIBOR	Goldman Sachs Bank USA	2/08/15	$6,600	$(5,656)	—	$(5,656)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob- servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$352,558,087	—	$352,558,087
Short-Term Securities	$2,775,732	—	—	2,775,732
Options Purchased:
Interest Rate Contracts	—	1,500,917	—	1,500,917
Total	$2,775,732	$354,059,004	—	$356,834,736

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	21

Schedule of Investments (concluded)	Series C Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$249,992	$86,731	—	$336,723
Credit contracts	—	224,769	—	224,769
Liabilities:
Interest rate contracts	(449,459)	(1,423,856)	—	(1,873,315)
Credit contracts	—	(197,991)	—	(197,991)
Total	$(199,467)	$(1,310,347)	—	$(1,509,814)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$13,884	—	—	$13,884
Cash pledged for financial futures contracts	120,000	—	—	120,000
Cash pledged for centrally cleared swaps	180,000	—	—	180,000
Liabilities:
Reverse repurchase agreements	—	$(32,494,989)	—	(32,494,989)
Cash received as collateral for swap contracts	—	(100,000)	—	(100,000)
Total	$313,884	$(32,594,989)	—	$(32,281,105)

There were no transfers between levels during the period ended September 30, 2013.

See Notes to Financial Statements.

22	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)	$1,333	$1,338,551
SLM Student Loan Trust, Series 2008-4, Class A4, 1.92%, 7/25/22 (b)	7,350	7,671,261
Total Asset-Backed Securities — 3.3%		9,009,812

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 18.3%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (a)(b)	4,024	4,030,930
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (b)	6,996	7,201,915
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	1,000	1,068,020
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	11,542,986
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	548,376
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.57%, 2/15/39 (b)	2,128	2,160,014
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,504	6,010,923
Deutsche Bank ReREMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	1,595	1,593,957
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42	301	300,618
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (b)	8,735	9,688,906
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	294,673
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	2,105	2,312,340
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	1,827	1,835,404
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	385,640
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)	240	240,805
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	866	872,254

		50,087,761
Interest Only Commercial Mortgage-Backed Securities — 1.6%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46	8,015	613,172
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.08%, 12/10/45 (b)	8,237	905,384
Series 2013-CR7, Class XA, 1.76%, 3/10/46 (b)	4,089	378,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)	4,690	469,492

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)	$17,187	$1,930,160

		4,297,107
Total Non-Agency Mortgage-Backed Securities — 19.9%		54,384,868

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae, 3.00%, 9/16/14	7,030	7,225,554
Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 2864, Class NA, 5.50%, 1/15/31	2	2,225
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43	563	69,876
Freddie Mac, Series 4035, Class IP, 4.50%, 10/15/41	902	150,930

		220,806
Interest Only Commercial Mortgage-Backed Securities — 3.1%
Fannie Mae, Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)	18,149	2,534,199
Freddie Mac:
Series K020, Class X1, 1.61%, 5/25/22 (b)	4,396	425,450
Series K021, Class X1, 1.65%, 6/25/22 (b)	12,048	1,203,326
Series K023, Class X1, 1.44%, 8/25/22 (b)	21,747	1,940,606
Series K024, Class X1, 1.02%, 9/25/22	3,707	228,290
Series K025, Class X1, 1.03%, 10/25/22	2,694	169,511
Series K027, Class X1, 0.96%, 1/25/23 (b)	3,266	193,480
Series KO28, Class X1, 0.50%, 2/25/23	21,374	572,285
Series K711, Class X1, 1.83%, 7/25/19 (b)	12,063	981,407
Series K712, Class X1, 1.51%, 11/25/19 (b)	3,691	251,276

		8,499,830
Mortgage-Backed Securities — 134.2%
Fannie Mae Mortgage-Backed Securities:
2.04%, 3/01/43 (b)	1,033	1,026,875
2.08%, 11/01/42 (b)	2,058	2,060,058
2.50%, 10/01/28 (c)	21,300	21,419,813
3.00%, 10/01/28-10/01/43 (c)	27,570	27,351,883
3.50%, 1/01/27-10/01/43 (c)	38,953	40,262,541
4.00%, 10/01/28-10/01/43 (c)	32,277	33,860,776
4.50%, 10/01/28-10/01/43 (c)	18,004	19,217,923
5.00%, 10/01/35-10/01/43 (c)	35,749	38,735,430
5.50%, 10/01/43 (c)	6,100	6,649,000
6.00%, 2/01/38-10/01/43 (c)	6,567	7,182,265
6.50%, 5/01/36-10/01/43 (c)	1,198	1,342,477
Freddie Mac Mortgage-Backed Securities:
2.77%, 5/01/36 (b)	964	1,029,636
3.00%, 10/01/28-10/01/43 (c)	21,491	20,968,077
3.50%, 7/01/18-10/01/43 (c)	21,337	21,715,492
4.00%, 6/01/18-10/01/43 (c)	11,902	12,502,052
4.50%, 4/01/14-10/01/43 (c)	8,682	9,234,575
5.00%, 5/01/28-10/01/43 (c)	3,130	3,373,852
5.50%, 1/01/28-10/01/43 (c)	2,796	3,032,132
6.00%, 8/01/28-11/01/39	2,082	2,267,356

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	23

Schedule of Investments (continued)	Series M Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43 (c)	$13,700	$13,531,953
3.50%, 9/15/42-10/15/43 (c)	14,473	14,911,863
4.00%, 10/20/40-10/15/43 (c)	12,500	13,233,885
4.50%, 7/15/40-10/15/43 (c)	21,257	22,888,599
5.00%, 7/15/33-10/15/43 (c)	9,258	10,146,872
5.50%, 7/15/38-12/20/41	4,027	4,422,105
6.00%, 10/15/43 (c)	2,100	2,316,563
6.50%, 10/15/43 (c)	10,900	12,221,625

		366,905,678
Total U.S. Government Sponsored Agency Securities — 140.0%		382,854,093

U.S. Treasury Obligations
U.S. Treasury Notes, 0.63%, 9/30/17	2,245	2,206,590
Total U.S. Treasury Obligations — 0.8%		2,206,590
Total Long-Term Investments (Cost — $442,007,962) — 164.0%		448,455,363

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (d)	111,318,835	111,318,835
Total Short-Term Securities (Cost — $111,318,835) — 40.7%		111,318,835
Total Investments Before TBA Sale Commitments (Cost — $553,326,797) — 204.7%		559,774,198

TBA Sale Commitments(c)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	$$5,000	$(5,028,123)
3.00%, 10/01/28-10/01/43	10,700	(10,616,188)
3.50%, 10/01/28-10/01/43	25,900	(26,781,890)
4.00%, 10/01/43	10,700	(11,223,296)
4.50%, 10/01/43	10,000	(10,679,688)
5.00%, 10/01/43	17,800	(19,301,875)
Freddie Mac Mortgage-Backed Securities:
4.50%, 10/01/28	600	(634,172)
6.00%, 10/01/43	1,000	(1,090,781)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43	5,600	(5,534,375)
3.50%, 10/15/43	5,600	(5,776,751)
4.00%, 10/15/43	2,100	(2,222,719)
4.50%, 10/15/43	7,000	(7,520,188)
5.00%, 10/15/43	3,900	(4,236,984)
5.50%, 10/15/43	1,600	(1,753,251)
Total TBA Sale Commitments (Proceeds — $111,528,305) — (41.1)%		(112,400,281)
Total Investments Net of TBA Sale Commitments — 163.6%		447,373,917
Liabilities in Excess of Other Assets — (63.6)%		(173,887,493)

Net Assets — 100.0%		$273,486,424

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(16,656)	$711
BNP Paribas Securities Corp.	$21,000	$(5,532)
Citigroup Global Markets, Inc.	$2,723,750	$8,812
Credit Suisse Securities (USA) LLC	$(2,269,189)	$2,383
Deutsche Bank Securities, Inc.	$21,539,627	$427,697
Goldman Sachs & Co.	$65,900,072	$1,115,226
J.P. Morgan Securities LLC	$71,864,423	$1,782,408
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$10,434,034	$182,215
Morgan Stanley & Co. LLC	$7,767,047	$266,157

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series M Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
452	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	$99,560,063	$127,048
725	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$91,633,203	1,334,504
(30)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	$3,631,406	(8,926)
(22)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2013	$3,126,063	(37,012)
Total					$1,415,614

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.46%[1]	3-month LIBOR	Chicago Mercantile	6/11/15	$100	$208
0.50%[1]	3-month LIBOR	Chicago Mercantile	6/12/15	$42,400	116,942
0.48%[2]	3-month LIBOR	Chicago Mercantile	8/01/15	$80,000	(100,864)
0.53%[1]	3-month LIBOR	Chicago Mercantile	8/20/15	$40,000	78,312
0.48%[2]	3-month LIBOR	Chicago Mercantile	9/26/15	$70,700	(35,263)
3.82%[1]	3-month LIBOR	Chicago Mercantile	8/28/43	$8,000	262,440
Total					$321,775

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•	Interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
0.39%[1]	3-month LIBOR	Citibank N.A.	9/14/14	$43,000	$(35,436)	—	$(35,436)
0.38%[2]	3-month LIBOR	Citibank N.A.	10/03/14	$43,000	78,921	—	78,921
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$45,965	(86,762)	—	(86,762)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	10/19/14	$45,965	(68,692)	—	(68,692)
0.41%[2]	3-month LIBOR	Citibank N.A.	3/21/15	$35,830	24,843	—	24,843
0.41%[2]	3-month LIBOR	Citibank N.A.	3/22/15	$37,170	21,107	—	21,107
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	$42,400	(21,190)	—	(21,190)
2.66%[1]	3-month LIBOR	Deutsche Bank AG	9/26/42	$4,400	806,785	—	806,785
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	$4,400	(812,515)	—	(812,515)
2.89%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/14/43	$3,700	501,082	—	501,082
3.01%[2]	3-month LIBOR	Deutsche Bank AG	4/02/43	$3,600	(383,808)	—	(383,808)
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	$9,000	857,734	—	857,734
Total					$882,069	—	$882,069

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	25

Schedule of Investments (continued)	Series M Portfolio

•	Total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$789	$(7,512)	$(2,096)	$(5,416)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$554	(13,137)	(9,234)	(3,903)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/42	$119	2,475	168	2,307
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/42	$298	6,186	303	5,883
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/42	$358	7,423	(11,941)	19,364
Total					$(4,565)	$(22,800)	$18,235

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,009,812	—	$9,009,812
Non-Agency Mortgage-Backed Securities	—	53,771,696	$613,172	54,384,868
U.S. Government Sponsored Agency Securities	—	382,854,093	—	382,854,093
U.S. Treasury Obligations	—	2,206,590	—	2,206,590
Short-Term Securities	$111,318,835	—	—	111,318,835
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(112,400,281)	—	(112,400,281)
Total	$111,318,835	$335,441,910	$613,172	$447,373,917

See Notes to Financial Statements.

26	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Series M Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$1,461,552	$2,775,928	—	$4,237,480
Liabilities:
Interest rate contracts	(45,938)	(1,553,849)	—	(1,599,787)
Total	$1,415,614	$1,222,079	—	$2,637,693

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,144	—	—	$10,144
Cash pledged as collateral for over-the-counter-derivatives	600,000	—	—	600,000
Cash pledged for financial futures contracts	1,272,000	—	—	1,272,000
Cash pledged for centrally cleared swaps	450,000	—	—	450,000
Liabilities:
Cash received as collateral for over-the-counter-derivatives	—	$(1,800,000)	—	(1,800,000)
Total	$2,332,144	$(1,800,000)	—	$532,144

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2013	$3,103,875	$2,643,367	$298,984	$6,046,226
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(47)	—	—	(47)
Net realized gain (loss)	(468)	10,428	(10,793)	(833)
Net change in unrealized appreciation/depreciation[2]	(3,360)	(2,417)	1,910	(3,867)
Purchases	—	616,900	—	616,900
Sales	(3,100,000)	(2,655,106)	(290,101)	(6,045,207)
Closing Balance, as of September 30, 2013	—	$613,172	—	$613,172

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(3,728).

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	27

Schedule of Investments September 30, 2013 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 27.8%
BlackRock Allocation Target Shares: Series S Portfolio	4,248,108	$41,716,421

Value
Total Affiliated Investment Companies (Cost — $41,778,017) — 27.8%	$41,716,421
Other Assets Less Liabilities — 72.2%	108,277,368

Net Assets — 100.0%	$149,993,789

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Shares Purchased	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain
BlackRock Allocation Target Shares: Series S Portfolio	179,810	4,068,298	4,248,108	$41,716,421	$169,082	$78,628

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(96)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	$21,145,500	$(62,070)
(846)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$106,926,469	(2,042,192)
Total					$(2,104,262)

•	Interest rate centrally cleared swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Depreciation
3.07%[1]	3-month LIBOR	Chicago Mercantile	9/05/23	$50,000	$(1,476,647)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

28	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Series P Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$41,716,421	—	—	$41,716,421

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(2,104,262)	$(1,476,647)	—	$(3,580,909)
[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$101,958,947	—	—	$101,958,947
Cash pledged for financial futures contracts	1,291,000	—	—	1,291,000
Cash pledged for centrally cleared swaps	1,990,000	—	—	1,990,000
Total	$105,239,947	—	—	$105,239,947

There were no transfers between levels during the period ended September 30, 2013.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	29

Schedule of Investments September 30, 2013 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	$669	$698,304
Series 2013-2, Class B, 1.19%, 5/08/18	480	476,663
Series 2013-2, Class C, 1.79%, 3/08/19	575	565,926
Series 2013-4, Class A3, 0.96%, 4/09/18	800	801,593
Series 2013-4, Class B, 1.66%, 9/10/18	300	300,556
Series 2013-4, Class C, 2.72%, 9/09/19	300	303,412
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.94%, 11/07/23 (a)(b)	345	346,195
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.93%, 8/15/18 (a)(b)	697	711,598
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	716,260
Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,150	1,160,713
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	770	769,779
DT Auto Owner Trust:
Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	199	198,918
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	880	881,302
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.08%, 1/15/16 (b)	795	796,128
Series 2012-1, Class C, 1.68%, 1/15/16 (b)	890	892,530
Series 2012-1, Class D, 2.28%, 1/15/16 (b)	500	501,779
Series 2012-4, Class C, 1.39%, 9/15/16	430	431,597
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)	560	551,096
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)	540	540,000
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	775	777,487
PFS Financing Corp., Series 2012-AA, Class A, 1.38%, 2/15/16 (a)(b)	1,000	1,001,675
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,284,615
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	641	642,547
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	277	277,717
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	5	4,770
Series 2012-1, Class C, 3.78%, 11/15/17	390	398,754
Series 2012-5, Class C, 2.70%, 8/15/18	160	161,008
Series 2012-6, Class C, 1.94%, 3/15/18	145	143,951
Series 2012-AA, Class A3, 0.65%, 3/15/17 (a)	715	713,626
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	555	553,626
Series 2013-1, Class C, 1.76%, 1/15/19	280	275,337
Series 2013-3, Class C, 1.81%, 4/15/19	450	442,041
Series 2013-4, Class A2, 0.89%, 9/15/16	430	430,827
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	720,360
Series 2013-A, Class D, 3.78%, 10/15/19 (a)	630	630,882

Asset-Backed Securities	Par (000)	Value
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.39%, 1/15/19 (b)	$97	$97,017
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22 (b)	386	376,604
Series 2004-B, Class A2, 0.45%, 6/15/21 (b)	550	540,889
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.83%, 12/15/17 (a)(b)	54	54,054
Series 2012-B, Class A1, 1.28%, 12/15/21 (a)(b)	157	157,344
Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)	626	629,119
Series 2012-E, Class A1, 0.93%, 10/16/23 (a)(b)	221	220,594
Series 2013-4, Class A, 0.73%, 6/25/27 (b)	744	744,383
Series 2013-C, Class A1, 1.03%, 2/15/22 (a)(b)	960	960,000
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	769,931
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	316,486
Total Asset-Backed Securities — 12.9%		24,969,993

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	278	281,120
Airlines — 0.4%
UAL Pass-Through Trust:
10.40%, 5/01/18 (c)	355	397,810
9.75%, 7/15/18 (c)	402	457,177

		854,987
Auto Components — 0.3%
Delphi Corp., 5.88%, 5/15/19	500	530,625
Automobiles — 0.9%
Daimler Finance North America LLC:
1.30%, 7/31/15 (a)(c)	1,340	1,345,923
1.45%, 8/01/16 (a)	300	300,962

		1,646,885
Capital Markets — 3.4%
The Bank of New York Mellon Corp., 0.82%, 8/01/18 (b)	1,000	1,000,490
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16	489	533,127
3.63%, 2/07/16	1,116	1,174,546
5.95%, 1/18/18	2,600	2,939,053
Morgan Stanley, 3.80%, 4/29/16 (c)	734	772,553
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	149,309

		6,569,078
Chemicals — 0.6%
LyondellBasell Industries NV, 5.00%, 4/15/19	1,000	1,100,746

See Notes to Financial Statements.

30	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks — 3.0%
Bank of Montreal, 2.85%, 6/09/15 (a)	$401	$416,799
Branch Banking & Trust Co., 2.30%, 10/15/18	1,750	1,755,740
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)	389	403,160
Regions Financial Corp., 2.00%, 5/15/18	1,000	970,657
Standard Chartered PLC, 5.50%, 11/18/14 (a)	150	157,725
The Toronto-Dominion Bank, 1.63%, 9/14/16 (a)	2,154	2,196,003

		5,900,084
Commercial Services & Supplies — 0.6%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)	900	905,248
4.63%, 1/31/18 (a)	200	198,872

		1,104,120
Computers & Peripherals — 0.6%
Dell, Inc., 5.63%, 4/15/14	300	305,978
Hewlett-Packard Co.:
2.63%, 12/09/14 (c)	360	366,971
2.20%, 12/01/15	310	315,228
Lexmark International, Inc., 5.13%, 3/15/20	150	154,625

		1,142,802
Consumer Finance — 2.4%
American Express Credit Corp.:
2.75%, 9/15/15 (c)	1,005	1,042,948
1.30%, 7/29/16	1,260	1,267,545
2.80%, 9/19/16	500	523,146
Capital One Financial Corp., 5.25%, 2/21/17	1,000	1,099,253
SLM Corp., 5.00%, 10/01/13	680	680,000

		4,612,892
Diversified Financial Services — 11.2%
Bank of America Corp.:
1.25%, 1/11/16	644	643,366
6.50%, 8/01/16	1,107	1,254,581
5.65%, 5/01/18	1,960	2,211,907
Citigroup, Inc.:
3.95%, 6/15/16	240	255,491
1.70%, 7/25/16	2,706	2,718,304
2.50%, 9/26/18	820	815,446
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	1,129	1,318,906
5.63%, 9/15/15	994	1,073,805
4.21%, 4/15/16	100	105,975
3.98%, 6/15/16	120	126,797
8.00%, 12/15/16	500	591,089
2.88%, 10/01/18	875	874,813
General Electric Capital Corp., 0.92%, 7/12/16 (b)	1,500	1,505,357
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	600	628,500
ING US, Inc., 2.90%, 2/15/18	1,502	1,508,128
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	731,733
2.60%, 1/15/16 (c)	940	970,970
3.45%, 3/01/16	573	603,351
3.15%, 7/05/16	939	985,237
6.40%, 10/02/17 (c)	655	764,099
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	250	286,039
LeasePlan Corp NV, 2.50%, 5/16/18 (a)	800	777,134

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)	$1,000	$998,500

		21,749,528
Diversified Telecommunication Services — 3.2%
AT&T Inc., 0.90%, 2/12/16 (c)	1,040	1,035,076
Verizon Communications, Inc., 2.50%, 9/15/16	5,000	5,153,430

		6,188,506
Electric Utilities — 1.8%
Indiana Michigan Power Co., 5.05%, 11/15/14 (c)	900	944,141
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	540	576,731
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,098,783
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	926	956,204

		3,575,859
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	400,905
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	430	461,304
2.50%, 10/15/17	155	155,416

		616,720
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	425	468,072
Health Care Providers & Services — 0.8%
Coventry Health Care, Inc., 6.13%, 1/15/15	670	713,890
WellPoint, Inc.:
1.25%, 9/10/15	306	308,082
2.38%, 2/15/17	500	508,695

		1,530,667
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 1.88%, 12/15/17	550	538,746
Independent Power Producers & Energy Traders — 0.1%
TransAlta Corp., 5.75%, 12/15/13	170	171,573
Insurance — 4.0%
American International Group, Inc.:
4.88%, 9/15/16	514	563,031
3.80%, 3/22/17	750	797,633
Genworth Holdings, Inc., 6.52%, 5/22/18	563	637,617
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	853,883
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17	1,000	1,010,194
Prudential Financial, Inc.:
6.00%, 12/01/17 (c)	1,250	1,449,205
1.04%, 8/15/18 (b)	1,600	1,602,299
XL Group PLC, 5.25%, 9/15/14 (c)	850	885,684

		7,799,546
IT Services — 0.5%
Computer Sciences Corp., 2.50%, 9/15/15	345	353,115
The Western Union Co., 2.38%, 12/10/15	500	511,057

		864,172
Machinery — 0.2%
Pentair Finance SA, 1.35%, 12/01/15	400	401,491

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	31

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media — 2.4%
Comcast Cable Communications LLC, 8.88%, 5/01/17 (c)	$1,000	$1,246,049
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16	603	623,357
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	1,010	1,057,975
2.25%, 11/15/17	247	242,603
Omnicom Group, Inc., 5.90%, 4/15/16	500	558,811
TCM Sub LLC, 3.55%, 1/15/15 (a)	200	206,031
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	650	676,813

		4,611,639
Metals & Mining — 2.0%
Anglo American Capital PLC, 9.38%, 4/08/14 (a)(c)	1,200	1,250,148
Barrick Gold Corp., 1.75%, 5/30/14	855	858,104
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	335	335,880
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14 (c)	910	953,852
1.88%, 11/02/15	510	517,530

		3,915,514
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	410,227
Oil, Gas & Consumable Fuels — 2.7%
Enterprise Products Operating LLC, 9.75%, 1/31/14 (c)	1,695	1,744,189
Petrohawk Energy Corp.:
7.25%, 8/15/18 (c)	630	683,550
6.25%, 6/01/19	300	328,875
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,436,745
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	423,170
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16	332	380,153
Total Capital International SA, 1.00%, 8/12/16	250	250,606

		5,247,288
Pharmaceuticals — 0.7%
Mylan, Inc., 6.00%, 11/15/18 (a)	1,000	1,077,842
Zoetis, Inc., 1.15%, 2/01/16 (a)	250	251,006

		1,328,848
Professional Services — 0.2%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	287,812
Real Estate Investment Trusts (REITs) — 2.0%
ERP Operating LP:
5.13%, 3/15/16	432	472,442
5.38%, 8/01/16	568	630,643
Health Care REIT, Inc., 4.70%, 9/15/17	1,250	1,360,196
ProLogis LP, 4.00%, 1/15/18 (c)	1,400	1,479,010

		3,942,291
Road & Rail — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	818	841,972
2.50%, 3/15/16 (a)	450	458,342
3.38%, 3/15/18 (a)	515	527,529

		1,827,843

Corporate Bonds	Par (000)	Value
Tobacco — 0.7%
BAT International Finance PLC, 1.40%, 6/05/15 (a)	$650	$655,871
Reynolds American, Inc.:
1.05%, 10/30/15	250	250,129
7.63%, 6/01/16	400	468,672

		1,374,672
Wireless Telecommunication Services — 1.5%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	1,410	1,427,625
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	98,584
SBA Tower Trust, 4.25%, 4/15/40 (a)	255	259,778
Vodafone Group PLC, 0.90%, 2/19/16 (c)	1,170	1,167,950

		2,953,937
Total Corporate Bonds — 48.4%		93,949,195

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	1,010	1,040,623
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)(c)	620	642,699
Eksportfinans ASA, 3.00%, 11/17/14	460	460,000
Petrobras Global Finance BV, 2.00%, 5/20/16	443	440,139
Petrobras International Finance Co., 3.88%, 1/27/16	380	392,080
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)	750	745,783
Total Foreign Agency Obligations — 1.9%		3,721,324

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.71%, 11/19/47 (a)(b)	896	906,299
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.81%, 10/25/34 (b)	93	92,541
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.92%, 11/25/34 (b)	7	7,314
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.81%, 5/20/34 (b)	210	195,488
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.82%, 10/21/54 (a)(b)	298	300,604
Series 2011-3X, Class A2, 1.82%, 10/15/54 (b)	419	422,868
Series 2012-1A, Class A2, 1.89%, 10/15/54 (a)(b)	1,230	1,245,818
Series 2012-1X, Class A2, 1.92%, 10/15/54 (b)	1,030	1,043,590
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.66%, 12/22/54 (a)(b)	470	477,877
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.54%, 6/25/34 (b)	203	207,528

		4,899,927

See Notes to Financial Statements.

32	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 24.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A3, 5.45%, 1/15/49	$591	$593,876
Series 2007-3, Class A1A, 5.86%, 6/10/49 (b)	626	680,303
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,134,588
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A2, 4.50%, 7/10/43	92	92,378
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4 4.67%, 6/11/41	2,707	2,833,989
Series 2006-PW12, Class A4, 5.86%, 9/11/38 (b)	1,000	1,099,077
Series 2007-PW15, Class A1A, 5.32%, 2/11/44	797	878,704
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (b)	700	790,147
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)	857	955,690
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.39%, 7/15/44 (b)	875	932,755
Series 2007-CD4, Class A2B, 5.21%, 12/11/49	16	16,352
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)	775	877,119
Commercial Mortgage Pass-Through Certificates:
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)	1,930	1,956,123
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	904	970,086
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)	640	728,059
Series 2008-C1, Class A2, 6.25%, 2/15/41 (b)	355	356,948
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	674	696,707
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	465	448,301
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	970	1,003,316
Del Coronado Trust, Series 2013-HDC, Class A, 0.98%, 3/15/26 (a)(b)	325	324,411
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)	1,045	1,170,400
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	521	520,527
GE Capital Commercial Mortgage Corp. Trust:
Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)	835	913,217
Series 2007-C1, Class A2, 5.42%, 12/10/49	568	568,609
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	880	901,196
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 6.06%, 7/10/38 (b)	1,200	1,319,083
Series 2007-GG9, Class A4, 5.44%, 3/10/39	1,750	1,936,305
Series 2007-GG9, Class AM, 5.48%, 3/10/39	500	526,825

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (b)	$1,000	$1,083,220
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C2, Class A3, 5.45%, 5/15/41 (b)	522	527,467
Series 2004-C3, Class A5, 4.88%, 1/15/42	540	558,747
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	597	610,027
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	620	656,535
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	910	1,000,585
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)	1,032	1,140,944
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,385	1,530,037
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)	955	1,080,407
Series 2007-LD12, Class A2, 5.83%, 2/15/51	204	205,274
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (b)	370	378,146
Series 2005-C2, Class A5 5.15%, 4/15/30 (b)	450	472,191
Series 2005-C5, Class A4, 4.95%, 9/15/30	790	834,210
Series 2005-C5, Class AAB, 4.93%, 9/15/30	97	97,163
Series 2007-C1, Class A4, 5.42%, 2/15/40	580	642,262
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	285	311,163
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (b)	500	521,887
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.17%, 12/12/49 (b)	1,002	1,097,627
Morgan Stanley Capital I, Inc.:
Series 2003-IQ6, Class A4, 4.97%, 12/15/41	384	384,165
Series 2005-HQ7, Class A4, 5.38%, 11/14/42 (b)	800	850,479
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	640	701,261
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 6.00%, 8/12/45 (a)(b)	510	566,911
Series 2010-GG10, Class A4A, 5.98%, 8/15/45 (a)(b)	510	566,911
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)	276	276,406
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	789	794,282
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)	195	193,482
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)	885	867,785
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	289	284,544

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	33

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	$1,333	$1,427,220
Series 2006-C28, Class A2, 5.50%, 10/15/48	68	68,650
Series 2006-C29, Class A1A, 5.30%, 11/15/48	795	879,003
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)	570	629,901
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	348	347,071
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	480	504,790

		47,315,844
Interest Only Commercial Mortgage-Backed Securities — 1.5%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.11%, 8/15/45 (b)	1,113	127,440
Series 2013-CR7, Class XA, 1.76%, 3/10/46 (b)	3,653	338,512
Series 2013-LC13, Class XA, 1.48%, 8/10/46 (b)	5,670	478,701
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)	5,289	529,427
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.42%, 11/15/45 (a)(b)	3,367	432,651
Series 2013-C14, Class XA, 0.94%, 6/15/46 (b)	9,917	605,982
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)	7,874	346,569

		2,859,282
Total Non-Agency Mortgage-Backed Securities — 28.3%		55,075,053

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	25	25,363
3.95%, 11/01/15	175	186,643
Total Taxable Municipal Bonds — 0.1%		212,006

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.9%
Freddie Mac:
0.88%, 10/14/16	4,649	4,667,880
2.38%, 1/13/22	1,005	978,162

		5,646,042
Collateralized Mortgage Obligations — 0.9%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	719	777,510
Series 3986, Class M, 4.50%, 9/15/41	632	681,865

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	$122	$125,448
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	180	180,844

		1,765,667
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multi-Family Structured Pass-Through Certificates, Series K003, Class A2, 3.61%, 6/25/14	166	167,882
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 1/25/22	1,574	213,415
Freddie Mac, Series K710, Class X1, 1.91%, 5/25/19 (b)	2,895	241,266

		454,681
Mortgage-Backed Securities — 11.8%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/28 (f)	500	487,734
2.04%, 3/01/43 (b)	658	653,466
2.06%, 1/01/43 (b)	946	943,119
2.09%, 3/01/43 (b)	1,814	1,808,172
2.50%, 12/01/27-10/01/28 (f)	8,771	8,825,615
3.00%, 10/01/28 (f)	3,000	3,105,937
3.50%, 10/01/28 (f)	2,050	2,163,070
5.00%, 7/01/19-7/01/25	2,467	2,625,192
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	1,129	1,196,265
5.50%, 5/01/22	994	1,064,136

		22,872,706
Total U.S. Government Sponsored Agency Securities — 15.9%		30,906,978

U.S. Treasury Obligations
U.S. Treasury Notes:
1.88%, 4/30/14 (c)	4,000	4,041,720
0.25%, 5/31/15	1,464	1,463,714
0.63%, 7/15/16-8/15/16	12,770	12,784,094
0.88%, 9/15/16 (c)	5,100	5,137,454
1.00%, 5/31/18	1,460	1,441,294
1.38%, 7/31/18	2,210	2,213,971
2.00%, 2/15/23	45	42,859
Total U.S. Treasury Obligations — 14.0%		27,125,106
Total Investments Before Options Written (Cost — $236,335,298) — 121.5%		235,959,655

Options Written
(Premiums Received — $ 128,050) — (0.1)%		(110,018)
Total Investments Net of Options Written — 121.4%		235,849,637
Liabilities in Excess of Other Assets — (21.4)%		(41,554,036)

Net Assets — 100.0%		$194,295,601

See Notes to Financial Statements.

34	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series S Portfolio

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$2,011,250	$7,813
Credit Suisse Securities (USA) LLC	$2,918,039	$33,352
Deutsche Bank Securities, Inc.	$2,141,265	$56,351
J.P. Morgan Securities LLC	$2,156,343	$33,376
Morgan Stanley & Co. LLC	$1,256,281	$25,507

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	2/07/13	Open	$281,354	$281,997
Barclays Capital, Inc.	0.35%	2/07/13	Open	934,301	936,436
Barclays Capital, Inc.	0.35%	2/07/13	Open	1,278,225	1,281,145
Credit Suisse Securities (USA) LLC	0.35%	2/11/13	Open	763,075	764,796
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	335,700	336,287
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	481,950	482,794
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	488,000	488,854
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	635,500	636,612
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	655,988	657,136
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	715,700	716,953
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	812,025	813,446
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	846,813	848,295
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,006,687	1,008,449
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,015,050	1,016,826
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,970,438	1,973,886
BNP Paribas Securities Corp.	0.13%	4/18/13	Open	4,105,000	4,107,446
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	743,000	744,031
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,116,000	1,117,549
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,227,000	1,228,703
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	910,000	910,946
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	990,000	991,030
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,392,000	1,393,448
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,409,000	1,410,466
Deutsche Bank Securities, Inc.	0.06%	9/30/13	Open	5,138,250	5,138,259
Total				$29,251,056	$29,285,790

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	35

Schedule of Investments (continued)	Series S Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
429	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	$94,493,954	$169,518
(156)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	$18,883,312	(239,751)
(123)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$15,546,047	(222,949)
Total					$(293,182)

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	$6,500	$(3,019)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	$6,500	(106,999)
Total								$(110,018)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.84%[1]	3-month LIBOR	Chicago Mercantile	8/16/16	$4,500	$(17,660)
1.16%[1]	3-month LIBOR	Chicago Mercantile	7/15/18	$6,500	78,002
Total					$60,342

[1]	Fund pays the fixed rate and receives the floating rate.

•	Credit default swaps—buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
State of Israel	1.00%	Deutsche Bank AG	12/20/18	$770	$7,171	$6,553	$618
State of Israel	1.00%	HSBC Bank USA N.A.	12/20/18	$905	8,427	7,257	1,170
State of Israel	1.00%	JPMorgan Chase Bank N.A.	12/20/18	$1,805	16,809	18,019	(1,210)
Total					$32,407	$31,829	$578

•	Interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
0.43%[1]	3-month LIBOR	Credit Suisse International	8/03/14	$4,000	$(5,064)	—	$(5,064)
0.43%[1]	3-month LIBOR	Deutsche Bank AG	8/03/14	$4,000	(5,263)	—	(5,263)
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$7,700	(15,038)	—	(15,038)
Total					$(25,365)	—	$(25,365)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

36	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Series S Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$22,658,751	$2,311,242	$24,969,993
Corporate Bonds	—	91,523,070	2,426,125	93,949,195
Foreign Agency Obligations	—	3,721,324	—	3,721,324
Non-Agency Mortgage-Backed Securities	—	53,833,931	1,241,122	55,075,053
Taxable Municipal Bonds	—	212,006	—	212,006
U.S. Government Sponsored Agency Securities	—	30,906,978	—	30,906,978
U.S. Treasury Obligations.	—	27,125,106	—	27,125,106
Total	—	$229,981,166	$5,978,489	$235,959,655

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$169,518	$78,002	—	$247,520
Credit contracts.	—	1,788	—	1,788
Liabilities:
Interest rate contracts	(462,700)	(153,043)	—	(615,743)
Credit contracts.	—	(1,210)	—	(1,210)
Total	$(293,182)	$(74,463)	—	$(367,645)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$491,692	—	—	$491,692
Cash pledged for financial futures contracts	108,000	—	—	108,000
Cash pledged for centrally cleared swaps	150,000	—	—	150,000
Liabilities:
Reverse repurchase agreements	—	$(29,285,790)	—	(29,285,790)
Total	$749,692	$(29,285,790)	—	$(28,536,098)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	37

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2013	—	$3,151,630	$345,121	$3,496,751
Transfers into Level 3	—	—	480,349	480,349
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	$8	5,639	1,785	7,432
Net realized gain (loss)	—	—	693	693
Net change in unrealized appreciation/depreciation[2]	1,439	8,856	(11,959)	(1,664)
Purchases	2,309,795	—	484,749	2,794,544
Sales	—	(740,000)	(59,616)	(799,616)
Closing Balance, as of September 30, 2013	$2,311,242	$2,426,125	$1,241,122	$5,978,489

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(762).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

38	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)	Series C Portfolio	Series M Portfolio	Series P Portfolio	Series S Portfolio

Assets
Investments at value — unaffiliated[1]	$356,834,736	$559,774,198	—	$235,959,655
Investments at value — affiliated[2]	—	—	$41,716,421	—
Cash	13,884	10,144	101,958,947	491,692
Cash pledged for financial futures contracts	120,000	1,272,000	1,291,000	108,000
Cash pledged as collateral for over-the-counter derivatives	—	600,000	—	—
Cash pledged for centrally cleared swaps	180,000	450,000	1,990,000	150,000
Variation margin receivable on centrally cleared swaps	—	—	32,242	—
Variation margin receivable on futures	12,639	70,011	—	22,294
Investments sold receivable	2,538,850	—	—	559,262
TBA sale commitments receivable	—	111,528,305	—	—
Swaps receivable	308	2,995	820	97
Swap premiums paid	51,488	471	—	31,829
Unrealized appreciation on over-the-counter swaps	224,769	2,318,026	—	1,788
Capital shares sold receivable	740,970	355,603	3,163,093	271,140
Interest receivable	3,874,772	674,908	—	1,343,336
Receivable from Manager	31,151	30,495	18,237	17,126
Principal paydowns receivable	—	11,131	—	—
Dividends receivable — affiliated	—	—	66,583	—
Deferred offering costs	—	—	22,444	—
Prepaid expenses	25,403	28,271	18,231	20,949

Total assets	364,648,970	677,126,558	150,278,018	238,977,168

Liabilities
Options written at value[3]	1,334,100	—	—	110,018
TBA sale commitments at value[4]	—	112,400,281	—	—
Reverse repurchase agreements	32,494,989	—	—	29,285,790
Cash received as collateral for over-the-counter derivatives	100,000	1,800,000	—	—
Variation margin payable on centrally cleared swaps	15,349	36,034	—	6,048
Variation margin payable on futures	14,062	2,109	42,702	10,969
Investments purchased payable	1,899,974	285,712,336	4	14,457,230
Swaps payable	—	—	—	12,785
Swap premiums received	236,588	23,271	—	—
Unrealized depreciation on over-the-counter swaps	203,647	1,417,722	—	26,575
Income dividends payable	1,194,546	529,360	—	390,145
Capital shares redeemed payable	2,203,060	1,607,424	178,650	305,500
Professional fees payable	29,351	27,312	31,083	25,941
Officer’s and Trustees’ fees payable	6,609	6,230	1,476	5,319
Offering costs payable	—	—	12,860	—
Other accrued expenses payable	65,752	78,055	17,454	45,247

Total liabilities	39,798,027	403,640,134	284,229	44,681,567

Net Assets	$324,850,943	$273,486,424	$149,993,789	$194,295,601

Net Assets Consist of
Paid-in capital	$311,331,748	$278,144,167	$150,886,708	$195,227,917
Undistributed (distributions in excess of) net investment income	127,833	(769,394)	169,729	(422,673)
Accumulated net realized gain (loss)	2,243,667	(12,101,467)	2,579,857	105,595
Net unrealized appreciation/depreciation	11,147,695	8,213,118	(3,642,505)	(615,238)

Net Assets	$324,850,943	$273,486,424	$149,993,789	$194,295,601

Net Asset Value
Shares outstanding[5]	31,105,734	28,370,200	14,619,490	19,781,714

Net asset value	$10.44	$9.64	$10.26	$9.82

[1] Investments at cost — unaffiliated	$345,615,757	$553,326,797	—	$236,335,298
[2] Investments at cost — affiliated	—	—	$41,778,017	—
[3] Premiums received	$1,438,530	—	—	$128,050
[4] Proceeds from TBA sale commitments	—	$111,528,305	—	—
[5] Unlimited number of shares authorized, $0.001 par value

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	39

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)	Series C Portfolio	Series M Portfolio	Series P Portfolio	Series S Portfolio

Investment Income
Interest	$7,494,385	$2,940,938	$982	$2,205,384
Dividends — unaffiliated	30	359	—	26
Dividends — affiliated	—	—	169,082	—

Total income	7,494,415	2,941,297	170,064	2,205,410

Expenses
Transfer agent	63,424	62,921	8,728	16,706
Administration	41,373	34,730	12,439	22,865
Professional	35,405	31,561	31,693	29,951
Registration	20,229	18,345	2,256	15,520
Printing	12,165	8,500	5,085	3,856
Officer and Trustees	11,565	10,874	5,407	9,893
Custodian	10,432	32,619	2,928	10,479
Offering	—	—	24,908	—
Miscellaneous	28,061	24,523	4,525	26,189

Total expenses excluding tax and interest expense	222,654	224,073	97,969	135,459
Interest expense[1]	29,848	—	—	66,503

Total expenses	252,502	224,073	97,969	201,962
Less administration fees waived	—	—	(3,419)	—
Less expenses reimbursed by Manager	(222,319)	(223,738)	(94,215)	(135,124)

Total expenses after fees waived and reimbursed	30,183	335	335	66,838

Net investment income	7,464,232	2,940,962	169,729	2,138,572

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	2,792,508	(7,583,980)	58,330	(1,052,578)
Capital gain distributions from affiliated investment companies	—	—	83,216	—
Options written	(159,016)	—	—	—
Financial futures contracts	(1,386,712)	(2,666,201)	1,533,767	1,164,987
Swaps	910,945	154,701	925,876	(66,671)

	2,157,725	(10,095,480)	2,601,189	45,738

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(16,921,865)	691,456	—	(1,682,268)
Investments — affiliated	—	—	(61,596)	—
Options written	41,602	—	—	(32,615)
Financial futures contracts	(86,063)	1,655,920	(2,104,262)	(233,292)
Swaps	(103,600)	1,195,808	(1,469,613)	87,622

	(17,069,926)	3,543,184	(3,635,471)	(1,860,553)

Total realized and unrealized loss	(14,912,201)	(6,552,296)	(1,034,282)	(1,814,815)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,447,969)	$(3,611,334)	$(864,553)	$323,757

[1] See Note 8 of the Notes to Financial Statements for details of borrowings.

See Notes to Financial Statements.

40	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Statements of Changes in Net Assets

	Series C Portfolio		Series M Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$7,464,232	$16,554,722	$2,940,962	$6,158,771
Net realized gain (loss)	2,157,725	11,059,702	(10,095,480)	11,528,904
Net change in unrealized appreciation/depreciation	(17,069,926)	3,662,583	3,543,184	(1,122,101)

Net increase (decrease) in net assets resulting from operations	(7,447,969)	31,277,007	(3,611,334)	16,565,574

Dividends and Distributions to Shareholders From
Net investment income	(7,284,498)	(16,488,525)[1]	(3,827,038)	(9,058,560)[1]
Net realized gain	(1,852,998)	—	(258,508)	(25,265,982)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(9,137,496)	(16,488,525)	(4,085,546)	(34,324,542)

Capital Share Transactions
Shares sold	32,978,737	128,351,467	61,669,056	63,989,012
Shares redeemed	(60,185,885)	(116,491,455)	(48,340,555)	(96,551,693)

Net increase (decrease) in net assets derived from capital share transactions	(27,207,148)	11,860,012	13,328,501	(32,562,681)

Net Assets
Total increase (decrease) in net assets	(43,792,613)	26,648,494	5,631,621	(50,321,649)
Beginning of period	368,643,556	341,995,062	267,854,803	318,176,452

End of period	$324,850,943	$368,643,556	$273,486,424	$267,854,803

Undistributed (distributions in excess of) net investment income, end of period	$127,833	$(51,901)	$(769,394)	$116,682

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	41

Statements of Changes in Net Assets (concluded)

	Series P Portfolio		Series S Portfolio
Increase in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Period March 20, 2013[1] to March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$169,729	$554	$2,138,572	$4,655,640
Net realized gain (loss)	2,601,189	(23,000)	45,738	1,667,468
Net change in unrealized appreciation/depreciation	(3,635,471)	(7,034)	(1,860,553)	(540,903)

Net increase (decrease) in net assets resulting from operations	(864,553)	(29,480)	323,757	5,782,205

Dividends and Distributions to Shareholders From
Net investment income	—	—	(2,371,719)	(4,595,381)[2]
Net realized gain	—	—	(1,002,862)	(1,130,528)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	—	—	(3,374,581)	(5,725,909)

Capital Share Transactions
Shares sold	150,666,542	7,588,306	85,772,815	74,019,069
Shares redeemed	(7,367,026)	—	(39,730,094)	(58,312,868)

Net increase in net assets derived from capital share transactions	143,299,516	7,588,306	46,042,721	15,706,201

Net Assets
Total increase in net assets	142,434,963	7,558,826	42,991,897	15,762,497
Beginning of period	7,558,826	—	151,303,704	135,541,207

End of period	$149,993,789	$7,558,826	$194,295,601	$151,303,704

Undistributed (distributions in excess of) net investment income, end of period	$169,729	—	$(422,673)	$(189,526)

[1]	Commencement of operations.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited)	Series S Portfolio

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$323,757
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in cash pledged as collateral for reverse repurchase agreements	266,000
Decrease in cash pledged for financial futures contracts	31,000
Increase in cash pledged for centrally cleared swaps	(150,000)
Decrease in variation margin receivable on futures	14,315
Decrease in TBA sale commitments receivable	413,723
Increase in swaps receivable	(97)
Decrease in swap premiums paid	73,694
Increase in interest receivable	(1,331)
Increase in receivable from Manager	(1,365)
Increase in prepaid expenses	(6,254)
Decrease in TBA sale commitments at value	(414,939)
Increase in variation margin payable on centrally cleared swaps	6,048
Increase in variation margin payable on futures	16,734
Increase in swaps payable	12,785
Decrease in swap premiums received	(59,021)
Decrease in interest expense payable	(28,283)
Decrease in professional fees payable	(29,433)
Decrease in Officer’s and Trustees’ fees payable	(2,193)
Increase in other accrued expenses payable	1,546
Net realized and unrealized loss on investments, options written and swaps	2,679,839
Amortization of premium and accretion of discount on investments	1,128,146
Proceeds from sales and paydowns of long-term investments	194,154,618
Purchases of long-term investments	(247,958,522)
Net sales of short-term securities	11,206,739

Cash used for operating activities	(38,322,494)

Cash Provided by Financing Activities
Net change in reverse repurchase agreements	(5,833,311)
Proceeds from shares sold	86,003,100
Shares redeemed	(39,695,188)
Cash dividends paid to shareholders	(3,335,463)

Cash provided by financing activities	37,139,138

Cash
Net decrease in cash	(1,183,356)
Cash at beginning of period	1,675,048

Cash at end of period	$491,692

Non-Cash Financing Activities
Cash paid during the period for interest	$60,052

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	43

Financial Highlights

	Series C Portfolio
	Six Months Ended September 30, 2013 (Unaudited)					Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

		Year Ended March 31,

		2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.95	$10.53	$10.04	$9.81	$8.74	$8.48	$9.79

Net investment income[1]	0.23	0.47	0.52	0.53	0.53	0.26	0.58
Net realized and unrealized gain (loss)	(0.46)	0.42	0.48	0.22	1.07	0.26	(1.31)

Net increase (decrease) from investment operations	(0.23)	0.89	1.00	0.75	1.60	0.52	(0.73)

Dividends and distributions from:
Net investment income	(0.22)	(0.47)[2]	(0.51)[2]	(0.52)[2]	(0.53)[2]	(0.26)[2]	(0.58)[2]
Net realized gain	(0.06)	—	—	—	—	—	—

Total dividends and distributions	(0.28)	(0.47)	(0.51)	(0.52)	(0.53)	(0.26)	(0.58)

Net asset value, end of period	$10.44	$10.95	$10.53	$10.04	$9.81	$8.74	$8.48

Total Investment Return[3]
Based on net asset value	(2.10)%[4]	8.53%	10.20%	7.73%	18.68%	6.17%[4]	(8.02)%

Ratios to Average Net Assets
Total expenses	0.14%[5]	0.13%	0.14%	0.14%	0.14%	0.25%[5]	0.67%

Total expenses after fees reimbursed	0.02%[5]	0.01%	0.01%	0.00%	0.00%	0.09%[5]	0.55%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]	0.00%

Net investment income	4.31%[5]	4.31%	5.02%	5.24%	5.64%	5.96%[5]	5.96%

Supplemental Data
Net assets, end of period (000)	$324,851	$368,644	$341,995	$314,835	$364,790	$352,930	$380,706

Portfolio turnover	27%	51%	41%	55%	51%	16%	51%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Financial Highlights

	Series M Portfolio
	Six Months Ended September 30, 2013 (Unaudited)					Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

		Year Ended March 31,

		2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.89	$10.52	$9.44	$9.21	$8.66	$9.33	$9.73

Net investment income[1]	0.10	0.21	0.28	0.29	0.38	0.26	0.51
Net realized and unrealized gain (loss)	(0.21)	0.35	1.07	0.26	0.55	(0.52)	(0.39)

Net increase (decrease) from investment operations	(0.11)	0.56	1.35	0.55	0.93	(0.26)	0.12

Dividends and distributions from:
Net investment income	(0.13)	(0.31)[2]	(0.27)[2]	(0.32)[2]	(0.38)[2]	(0.26)[2]	(0.52)[2]
Net realized gain	(0.01)	(0.88)[2]	—	—	—	(0.15)[2]	—

Total dividends and distributions	(0.14)	(1.19)	(0.27)	(0.32)	(0.38)	(0.41)	(0.52)

Net asset value, end of period	$9.64	$9.89	$10.52	$9.44	$9.21	$8.66	$9.33

Total Investment Return[3]
Based on net asset value	(1.10)%[4]	5.33%	14.46%	5.91%	11.11%	(2.61)%[4]	1.12%

Ratios to Average Net Assets
Total expenses	0.16%[5]	0.14%	0.13%	0.12%	0.13%	0.17%[5]	0.12%

Total expenses after fees reimbursed	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]	0.01%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]	0.00%

Net investment income	2.09%[5]	2.00%	2.76%	3.04%	4.27%	6.14%[5]	5.29%

Supplemental Data
Net assets, end of period (000)	$273,486	$267,855	$318,176	$313,345	$360,903	$349,221	$414,290

Portfolio turnover	680%[6]	798%[7]	523%[8]	301%[9]	178%[10]	21%[11]	197%[12]

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions and TBA Sale Commitments; excluding mortgage dollar roll transactions the portfolio turnover would have been 311%.

[7]

Includes mortgage dollar roll transactions, excluding these transactions portfolio turnover was 518%. Including TBA Sale Commitments, to conform to the current year pre- sentation, portfolio turnover was 1,355%. Including TBA Sale Commitments and excluding mortgage dollar rolls, portfolio turnover was 941%.

[8]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 88%.

[9]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 92%.

[10]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 83%.

[11]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 19%.

[12]	Includes TBA transactions; excluding these transactions the portfolio turnover would have been 33%.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	45

Financial Highlights

	Series P Portfolio
	Six Months Ended September 30, 2013 (Unaudited)	Period March 20, 2013[1] to March 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$10.00

Net investment income[2]	0.03	0.00 [3]

Net realized and unrealized gain (loss)	0.27	(0.04)

Net increase (decrease) from investment operations	0.30	(0.04)

Net asset value, end of period	$10.26	$9.96

Total Investment Return[4,5]
Based on net asset value	3.01%	(0.40)%

Ratios to Average Net Assets[6]
Total expenses	0.34%[7]	41.03%[8,9]

Total expenses after fees waived and reimbursed.	0.00%[7]	0.00%[8]

Net investment income	0.59%[7]	0.38%[8]

Supplemental Data
Net assets, end of period (000)	$149,994	$7,559

Portfolio turnover	15%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[9]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 43.36%.

See Notes to Financial Statements.

46	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Financial Highlights

	Series S Portfolio
	Six Months Ended September 30, 2013 (Unaudited)					Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

		Year Ended March 31,

		2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$10.02	$10.03	$10.01	$10.14	$9.74	$9.75	$9.79

Net investment income[1]	0.13	0.35	0.29	0.29	0.37	0.14	0.42
Net realized and unrealized gain (loss)	(0.12)	0.09	0.10	0.08	0.46	0.09	(0.04)

Net increase from investment operations	0.01	0.44	0.39	0.37	0.83	0.23	0.38

Dividends and distributions from:
Net investment income	(0.15)	(0.35)[2]	(0.32)[2]	(0.31)[2]	(0.38)[2]	(0.14)[2]	(0.42)[2]
Net realized gain	(0.06)	(0.10)[2]	(0.05)[2]	(0.19)[2]	(0.05)[2]	(0.10)[2]	—

Total dividends and distributions	(0.21)	(0.45)	(0.37)	(0.50)	(0.43)	(0.24)	(0.42)

Net asset value, end of period	$9.82	$10.02	$10.03	$10.01	$10.14	$9.74	$9.75

Total Investment Return[3]
Based on net asset value	0.10%[4]	4.47%	4.03%	3.73%	8.68%	2.44%[4]	3.98%

Ratios to Average Net Assets
Total expenses	0.25%[5]	0.35%	0.23%	0.18%	0.19%	0.31%[5]	0.33%

Total expenses after fees reimbursed	0.08%[5]	0.14%	0.05%	0.03%	0.01%	0.00%[5]	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]	0.00%

Net investment income	2.64%[5]	3.59%	2.90%	2.93%	3.65%	2.79%[5]	4.27%

Supplemental Data
Net assets, end of period (000)	$194,296	$151,304	$135,541	$177,913	$142,984	$87,109	$59,843

Portfolio turnover	101%[6]	123%[7]	192%[8]	131%[9]	117%[10]	22%	71%[11]

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 79%.

[7]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 120%.

[8]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 121%.

[9]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 105%.

[10]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 114%.

[11]	Includes TBA transactions; excluding these transactions the portfolio turnover would have been 69%.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	47

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Allocation Target Shares: Series C Portfolio (“Series C”), BlackRock Allocation Target Shares: Series M Portfolio (“Series M”), BlackRock Allocation Target Shares: Series P Portfolio (“Series P”) and BlackRock Allocation Target Shares: Series S Portfolio (“Series S”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust.

Shares of the Funds are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity.

48	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

3. Securities and Other Investments:

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/ deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Each Fund’s dividends from net investment income are declared daily and paid monthly, except Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’, except Series P, US federal tax returns remains open for each of the four periods ended March 31, 2013. The statute of limitations on Series P’s US federal tax return remains open for the period ended March, 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations by Series P.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may have to subsequently reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	49

Notes to Financial Statements (continued)

index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Funds may not fully recoup their initial investment in IOs.

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated busi-

ness trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments and When-Issued Delayed Delivery Securities:

The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: The Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

50	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds.

Treasury Roll Transactions: The Funds may enter into treasury roll transactions. In a treasury roll transaction, the Funds sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Funds receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Funds and the counterparty over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Funds on an accrual basis. The Funds will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Funds. If the interest expense exceeds the income earned, the Funds’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following tables are a summary of the Funds’ outstanding reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of September 30, 2013:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount
Series C
BNP Paribas Securities Corp.	$5,620,115	$(5,620,115)	—	—
Deutsche Bank Securities, Inc.	5,392,167	(5,392,167)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,592,662	(13,592,662)	—	—
UBS Securities LLC	7,890,045	(7,890,045)	—	—
Total	$32,494,989	$(32,494,989)	—	—

Series S
Barclays Capital, Inc.	$2,499,578	$(2,499,578)	—	—
BNP Paribas Securities Corp.	7,197,729	(7,197,729)	—	—
Credit Suisse Securities (USA) LLC	9,744,334	(9,744,334)	—	—
Deutsche Bank Securities, Inc.	9,844,149	(9,844,149)	—	—
Total	$29,285,790	$(29,285,790)	—	—

[1]

Collateral with a value of $33,347,701 and $30,612,379, respectively, has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	51

Notes to Financial Statements (continued)

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk or interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, at a price different from the current market value.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

52	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of September 30, 2013
	Derivative Assets
		Series C	Series M	Series S
	Statements of Assets and Liabilities Location		Value
Interest rate contracts	Net unrealized appreciation/depreciation[1] ; Unrealized appreciation on over-the-counter swaps; Swap premiums paid; Investments at value[2]	$1,837,640	$4,237,951	$247,520
Credit contracts	Unrealized appreciation on swaps; Swap premiums paid	276,257	—	33,617
Total		$2,113,897	$4,237,951	$281,137

	Derivative Liabilities
		Series C	Series M	Series P	Series S
	Statements of Assets and Liabilities Location		Value
Interest rate contracts	Net unrealized appreciation/depreciation[1] ; Unrealized depreciation on over-the-counter swaps; Swap premiums received; Options written at value	$1,873,315	$1,623,058	$3,580,909	$615,743
Credit contracts	Unrealized depreciation on over-the-counter swaps; Swap premiums received	434,579	—	—	1,210
Total		$2,307,894	$1,623,058	$3,580,909	$616,953

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	53

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended September 30, 2013
		Net Realized Gain (Loss) From
	Series C	Series M	Series P	Series S
Interest rate contracts:
Financial futures contracts	$(1,386,712)	$(2,666,201)	$1,533,767	$1,164,987
Swaps	1,008,933	154,701	925,876	60,519
Options[1]	466,848	—	—	(154,213)
Credit contracts:
Swaps	(97,988)	—	—	(127,190)
Options[1]	(59,210)	—	—	—

Total	$(68,129)	$(2,511,500)	$2,459,643	$944,103

		Net Change in Unrealized Appreciation/Depreciation on
	Series C	Series M	Series P	Series S
Interest rate contracts:
Financial futures contracts	$(86,063)	$1,655,920	$(2,104,262)	$(233,292)
Swaps	(112,367)	1,195,808	(1,469,613)	51,492
Options[1]	62,150	—	—	43,394
Credit contracts:
Swaps	8,767	—	—	36,130

Total	$(127,513)	$2,851,728	$(3,573,875)	$(102,276)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended September 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Series C	Series M	Series P	Series S
Financial futures contracts:
Average number of contracts purchased	243	1,462	—	424
Average number of contracts sold	130	90	624	296
Average notional value of contracts purchased	$35,870,618	$234,641,868	—	$93,226,977
Average notional value of contracts sold	$16,410,844	$13,538,092	$83,960,672	$36,144,875
Options:
Average number of swaption contracts purchased	4	—	—	1
Average number of swaption contracts written	2	—	—	2
Average notional value of swaption contracts purchased	$37,625,000	—	—	$6,500,000
Average notional value of swaption contracts written	$48,400,000	—	—	$13,000,000
Credit default swaps:
Average number of contracts – buy protection	9	—	—	3
Average number of contracts – sell protection	7	—	—	—
Average notional value – buy protection	$11,815,000	—	—	$3,260,000
Average notional value – sell protection	$7,675,000	—	—	—
Interest rate swaps:
Average number of contracts – pays fixed rate	5	8	1	5
Average number of contracts – receives fixed rate	1	8	—	—
Average notional value – pays fixed rate	$31,637,500	$269,780,000	$27,250,000	$21,628,000
Average notional value – receives fixed rate	$1,450,000	$190,500,000	—	—
Total return swaps:
Average number of contracts – pays fixed rate	—	4	—	—
Average number of contracts – receives fixedrate	—	4	—	—
Average notional value – pays total return	—	$2,776,000	—	—
Average notional value – receives total return	—	$4,901,500	—	—

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by

54	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clear-inghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At September 30, 2013, the Funds’ derivative assets and liabilities (by type) are as follows:

Series C	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	$1,423
Options[1]	$1,500,917	1,334,100
Swaps	276,257	455,584

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,777,174	1,791,107

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(16,772)

Total assets and liabilities subject to a MNA	$1,777,174	$1,774,335

Series M
Derivative Financial Instruments:
Financial futures contracts	$67,902	—
Swaps	2,318,497	$1,477,028

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,386,399	1,477,028

Derivatives not subject to a MNA	(67,902)	(36,035)

Total assets and liabilities subject to a MNA	$2,318,497	$1,440,993

[1] Includes options purchased at value as reported in the Schedule of Investments.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	55

Notes to Financial Statements (continued)

Series P
Derivative Financial Instruments:
Financial futures contracts	—	$42,706
Swaps	$32,242	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	32,242	42,706

Derivatives not subject to a MNA	(32,242)	(42,706)

Total assets and liabilities subject to a MNA	—	—

Series S
Derivative Financial Instruments:
Financial futures contracts	$28,059	$16,734
Options	—	110,018
Swaps	33,617	32,623

Total derivative assets and liabilities in the Statements of Assets and Liabilities	61,676	159,375

Derivatives not subject to a MNA	(28,059)	(22,782)

Total assets and liabilities subject to a MNA	$33,617	$136,593

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by each Fund as of September 30, 2013:

Series C
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$30,033	—	—	—	$30,033
Credit Suisse International	37,118	$(37,118)	—	—	—
Deutsche Bank AG	151,425	(111,608)	—	$(39,817)	—
Goldman Sachs Bank USA	190,665	(190,665)	—	—	—
JPMorgan Chase Bank N.A	1,326,324	(1,255,279)	—	—	71,045
Morgan Stanley Capital Services LLC	11,603	(8,246)	—	—	3,357
Royal Bank of Scotland PLC	30,006	—	—	—	30,006

Total	$1,777,174	$(1,602,916)	—	$(39,817)	$134,441

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Credit Suisse International	$150,227	$(37,118)	—	—	$113,109
Deutsche Bank AG	111,608	(111,608)	—	—	—
Goldman Sachs Bank USA	248,975	(190,665)	—	—	58,310
JPMorgan Chase Bank N.A	1,255,279	(1,255,279)	—	—	—
Morgan Stanley Capital Services LLC	8,246	(8,246)	—	—	—

Total	$1,774,335	$(1,602,916)	—	—	$171,419

[1]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

56	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

Series M
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A	$857,734	—	—	$(857,734)	—
Citibank N.A	127,346	$(56,085)	—	—	$71,261
Credit Suisse International	6,186	—	—	—	6,186
Deutsche Bank AG	806,785	(806,785)	—	—	—
Goldman Sachs Bank USA	520,446	(11,941)	—	(508,505)	—

Total	$2,318,497	$(874,811)	—	$(1,366,239)	$77,447

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities
Citibank N.A	$56,085	$(56,085)	—	—	—
Deutsche Bank AG	1,372,967	(806,785)	—	$(566,182)	—
Goldman Sachs Bank USA	11,941	(11,941)	—	—	—

Total	$1,440,993	$(874,811)	—	$(566,182)	—

Series S
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Deutsche Bank AG	$7,171	$(7,171)	—	—	—
HSBC Bank USA N.A	8,427	—	—	—	$8,427
JPMorgan Chase Bank N.A	18,019	(1,210)	—	—	16,809

Total	$33,617	$(8,381)	—	—	$25,236

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivative Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Credit Suisse International	$5,064	—	—	—	$5,064
Deutsche Bank AG	130,319	$(7,171)	—	—	123,148
JPMorgan Chase Bank N.A	1,210	(1,210)	—	—	—

Total	$136,593	$(8,381)	—	—	$128,212

[1]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of business. This agreement has no fixed term. Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts.

Each Fund has entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	57

Notes to Financial Statements (continued)

government securities for the six months ended September 30, 2013 were as follows:

	Purchases	Sales
Series C	$67,441,322	$85,631,180
Series M	$2,430,224,770	$2,603,128,481
Series P	$41,974,777	$2,056,800
Series S	$214,204,050	$177,983,589

Purchases and sales of US government securities for the six months ended September 30, 2013, were as follows:

	Purchases	Sales
Series C	$30,741,512	$15,964,159
Series M	$24,715,062	$29,243,796
Series S	$50,104,276	$30,990,749

Purchases and sales of mortgage dollar rolls for the six months ended September 30, 2013, were as follows:

	Purchases	Sales
Series M	$1,330,811,275	$1,332,594,616
Series S	$45,135,704	$45,233,265

Transactions in options written for the six months ended September 30, 2013, were as follows:

	Series C
	Calls		Puts
	Notional (000)	Premiums Received	Notional (000)	Premiums Received

Outstanding options, beginning of period	—	—	$7,000	$136,500
Options written	$7,640	$38,200	134,025	2,291,953
Options expired	(7,640)	(38,200)	—	—
Options closed	—	—	(51,225)	(989,923)

Outstanding options, end of period	—	—	$89,800	$1,438,530

	Series S
	Calls		Puts
	Notional (000)	Premiums Received	Notional (000)	Premiums Received

Outstanding options, beginning of period	$6,500	$45,500	$6,500	$82,550
Options written	—	—	—	—

Outstanding options, end of period	$6,500	$45,500	$6,500	$82,550

7. Income Tax Information:

As of March 31, 2013, Series P had capital loss carryforward available to offset future realized capital gains of $21,332. This capital loss has no expiration date.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Series C	Series M	Series P	Series S
Tax cost	$345,665,481	$553,326,993	$41,778,017	$236,255,605

Gross unrealized appreciation	$15,713,236	$9,229,303	—	$1,617,826
Gross unrealized depreciation	(4,543,981)	(2,782,098)	$(61,596)	(1,913,776)

Net unrealized appreciation (depreciation)	$11,169,255	$6,447,205	$(61,596)	$(295,950)

8. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended September 30, 2013.

For the six months ended September 30, 2013, the average amount of transactions considered as borrowings and the daily weighted average interest rate from reverse repurchase agreements and treasury roll transactions were $21,179,138 and 0.23%, respectively for Series C.

For the six months ended September 30, 2013, the average amount of transactions considered as borrowings and the daily weighted average interest rate from reverse repurchase agreements were $44,317,480 and 0.33%, respectively for Series S.

9. Concentration, Market and Credit Risk:

Series M and Series S invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

58	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

10. Capital Share Transactions:

Transactions in capital shares were as follows:

Series C	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Shares sold	3,088,838	11,852,998
Shares redeemed	(5,649,798)	(10,666,893)

Net increase (decrease)	(2,560,960)	1,186,105

Series M
Shares sold	6,313,519	6,085,681
Shares redeemed	(5,030,647)	(9,252,533)

Net increase (decrease)	1,282,872	(3,166,852)

Series P		Period March 20, 2013[1] to March 31, 2013
Shares sold	14,571,050	758,734 [2]
Shares redeemed	(710,294)	—

Net increase	13,860,756	758,734

Series S		Year Ended March 31, 2013
Shares sold	8,703,887	7,368,708
Shares redeemed	(4,018,359)	(5,787,678)

Net increase	4,685,528	1,581,030

[1]	Commencement of operations.

[2]	At March 31, 2013, 25,000 shares of Series P were owned by affiliates.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	59

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the Series C Portfolio, the Series M Portfolio, the Series P Portfolio and the Series S Portfolio (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Allocation Target Shares (the “Trust”), met in person on April 9, 2013 (the “April Meeting”) and May 14-15, 2013 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to each Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (c) review of non-management fees; (d) the existence, impact and sharing of potential economies of scale; and (e) a summary of aggregate amounts paid by each Fund to BlackRock.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the

60	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement (continued)

Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular,

BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund, as applicable. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund, as applicable, throughout the year.

The Board noted that the Funds are non-diversified investments that are available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios. The Board considered the comparability of the Funds’ peers and noted that comparing the Funds to peer funds was not a meaningful performance metric given the unique nature of the Funds. The Board however, did review other performance criteria, as applicable, for the Funds.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to Be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	61

Disclosure of Investment Advisory Agreement (concluded)

affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses and interest expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

62	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money

Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013	63

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date: December 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Allocation Target Shares

Date: December 3, 2013

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